UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Hong T. Le

SMALLCAP World Fund, Inc.

6455 Irvine Center Drive

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

SMALLCAP World Fund® Semi-annual report for the six months ended March 31, 2020

We believe small
companies around
the world can provide
opportunities for
investors

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

SMALLCAP World Fund seeks to provide you with long-term growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2020:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–17.35%	2.39%	6.66%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio is 1.08% for Class A shares as of the prospectus dated December 1, 2019. The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations and political instability. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table below are SMALLCAP World Fund’s results for the six months ended March 31, 2020. Also shown are the results of its primary benchmark and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/smcwx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Results at a glance

For periods ended March 31, 2020, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 4/30/90)

SMALLCAP World Fund (Class A shares)	–14.03%	–12.32%	3.61%	7.30%	8.79%
MSCI All Country World Small Cap Index*	–23.39	–23.06	–0.49	5.10	6.80
Lipper Global Small-/Mid-Cap Funds Average†	–19.29	–18.24	1.08	5.72	7.94

*	The MSCI All Country World Small Cap Index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Results reflect dividends net of withholding taxes. Because the index was not in existence when the fund’s Class A shares were first sold, cumulative returns through May 31, 1994, reflect the returns of the S&P Developed <$1.2 Billion Index. MSCI source: MSCI. S&P source: S&P Dow Jones Indices LLC.
†	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update available on our website.

SMALLCAP World Fund	1

Summary investment portfolio March 31, 2020	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	44.94%
Eurozone*	8.80
United Kingdom	6.65
Japan	5.68
China	3.82
India	3.80
Sweden	3.73
Brazil	2.25
Switzerland	2.12
Other countries	9.65
Short-term securities & other assets less liabilities	8.56
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Slovenia and Spain.

Common stocks 90.30%	Shares	Value (000)
Information technology 22.93%
RingCentral, Inc., Class A1	4,552,084	$964,632
MongoDB, Inc., Class A1	2,983,206	407,327
DocuSign, Inc.[1]	2,880,937	266,199
Smartsheet Inc., Class A1,2	5,990,800	248,678
Alteryx, Inc., Class A1	2,244,100	213,571
Paycom Software, Inc.[1]	982,669	198,509
SimCorp AS2,3	2,337,850	196,763
Network International Holdings PLC[1,2,3]	37,313,163	183,121
TeamViewer AG1,3	4,461,586	178,530
Cree, Inc.[1]	4,988,138	176,879
Netcompany Group AS, non-registered shares[1,2,3]	3,279,837	152,760
EPAM Systems, Inc.[1]	817,200	151,721
Net One Systems Co., Ltd.[2,3]	6,879,958	143,109
Ceridian HCM Holding Inc.[1]	2,851,343	142,767
Inphi Corp.[1]	1,718,754	136,074
Alarm.Com Holdings, Inc.[1,2]	3,208,000	124,823
CANCOM SE, non-registered shares[2,3]	2,878,806	123,498
Square, Inc., Class A1	2,274,730	119,150

2	SMALLCAP World Fund

	Shares	Value (000)
Kingdee International Software Group Co. Ltd.[3]	86,321,093	$114,597
Bottomline Technologies, Inc.[1,2]	3,112,000	114,055
WiseTech Global Ltd.[3,4]	10,863,808	113,285
Avalara, Inc.[1]	1,506,299	112,370
Other securities		3,994,847
		8,577,265

Health care 19.31%
Insulet Corp.[1,2]	3,878,435	642,579
Molina Healthcare, Inc.[1]	2,579,100	360,326
Haemonetics Corp.[1,2]	2,524,222	251,564
Centene Corp.[1]	3,969,978	235,856
NovoCure Ltd.[1]	3,480,597	234,383
Notre Dame Intermédica Participações SA	26,440,629	228,781
Fisher & Paykel Healthcare Corp. Ltd.[3]	11,321,435	205,232
DexCom, Inc.[1]	720,300	193,955
Cansino Biologics Inc., Class H1,2,3,4	10,552,600	169,768
Allakos Inc.[1,2,4]	3,802,533	169,175
Mani, Inc.[2,3]	6,830,382	167,445
GW Pharmaceuticals PLC (ADR)[1,2,4]	1,703,090	149,140
Amplifon SpA[3]	6,641,200	136,269
Teladoc Health, Inc.[1,4]	770,000	119,358
Integra LifeSciences Holdings Corp.[1]	2,632,175	117,579
Other securities		3,841,381
		7,222,791

Consumer discretionary 14.39%
Evolution Gaming Group AB2,3	10,849,830	369,410
Just Eat Takeaway (EUR denominated)[1,3]	2,858,900	215,519
Ocado Group PLC[1,3]	11,903,000	179,737
Dollarama Inc.	6,015,000	166,862
frontdoor, inc.[1,2]	4,742,274	164,936
Trainline PLC[1,2,3]	38,454,440	160,843
Helen of Troy Ltd.[1]	983,400	141,639
Floor & Decor Holdings, Inc., Class A1	4,356,200	139,790
Luckin Coffee Inc., Class A (ADR)[1,2,4]	5,080,724	138,145
Strategic Education, Inc.	864,000	120,753
TopBuild Corp.[1]	1,593,600	114,166
Other securities		3,470,839
		5,382,639

Industrials 13.67%
IMCD NV2,3	3,290,469	234,011
BELIMO Holding AG3	30,114	195,358
Spirax-Sarco Engineering PLC[3]	1,769,028	178,703
Nihon M&A Center Inc.[3]	6,387,180	174,659
NIBE Industrier AB, Class B3	11,926,808	173,659
BWX Technologies, Inc.	3,330,650	162,236
Harmonic Drive Systems Inc.[3,4]	3,146,300	137,464
MonotaRO Co., Ltd.[3]	5,140,700	136,596
Meggitt PLC[3]	37,003,226	134,049
Rexnord Corp.	5,833,000	132,234
Marel hf. (ISK denominated)[3]	30,252,308	118,722

SMALLCAP World Fund	3

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Marel hf. (EUR denominated)[3]	1,166,667	$4,501
VAT Group AG3	872,000	120,809
I.M.A. Industria Macchine Automatiche SpA[3,4]	1,994,005	116,853
Other securities		3,095,695
		5,115,549

Financials 7.36%
Kotak Mahindra Bank Ltd.[3]	15,337,852	259,569
Cannae Holdings, Inc.[1,2]	6,211,271	208,015
Ares Management Corp., Class A	5,174,776	160,056
RenaissanceRe Holdings Ltd.	1,058,600	158,070
Other securities		1,967,275
		2,752,985

Consumer staples 4.37%
Emmi AG2,3	317,072	289,878
Grocery Outlet Holding Corp.[1,2]	5,059,382	173,739
Raia Drogasil SA, ordinary nominative	6,681,392	130,964
Simply Good Foods Co., Class A1,2	6,151,000	118,468
Other securities		923,550
		1,636,599

Communication services 3.38%
Iridium Communications Inc.[1,2]	7,201,932	160,819
Iridium Communications Inc.[1,2,5]	636,132	14,205
New York Times Co., Class A	4,015,100	123,304
Bandwidth Inc., Class A1,4	1,806,971	121,591
Other securities		845,789
		1,265,708

Materials 2.01%
Other securities		751,491

Real estate 1.98%
Embassy Office Parks REIT[3]	30,015,600	138,932
Other securities		601,042
		739,974

Other 0.90%
Other securities		335,220

Total common stocks (cost: $28,249,818,000)		33,780,221

Preferred securities 0.93%
Other 0.93%
Other securities		349,972

Total preferred securities (cost: $286,158,000)		349,972

4	SMALLCAP World Fund

Rights & warrants 0.00%	Shares	Value (000)
Other 0.00%
Other securities		$896

Total rights & warrants (cost: $0)		896

Convertible stocks 0.20%
Other 0.20%
Other securities		73,164

Total convertible stocks (cost: $120,234,000)		73,164

Bonds, notes & other debt instruments 0.01%	Principal amount (000)
Corporate bonds & notes 0.01%
Other securities		3,109

Total bonds, notes & other debt instruments (cost: $5,023,000)		3,109

Short-term securities 9.36%	Shares
Money market investments 9.36%
Capital Group Central Cash Fund 1.00%[6]	30,929,807	3,094,218
Goldman Sachs Financial Square Government Fund 0.34%[6,7]	250,000,000	250,000
Blackrock FedFund 0.33%[6,7]	70,000,000	70,000
RBC U.S. Government Money Market Fund 0.82%[6,7]	44,000,000	44,000
Morgan Stanley Institutional Liquidity Funds - Government Portfolio 0.25%[6,7]	19,500,000	19,500
Invesco Short-term Investments Trust - Government & Agency Portfolio 0.43%[6,7]	18,121,645	18,122
State Street Institutional U.S. Government Money Market Fund 0.32%[6,7]	5,000,000	5,000
Fidelity Institutional Money Market Funds - Government Portfolio 0.30%[6,7]	500,000	500
		3,501,340

Total short-term securities (cost: $3,500,017,000)		3,501,340
Total investment securities 100.80% (cost: $32,161,250,000)		37,708,702
Other assets less liabilities (0.80)%		(298,191)

Net assets 100.00%		$37,410,511

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

SMALLCAP World Fund	5

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on these holdings and related transactions during the six months ended March 31, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares
Common stocks 20.57%
Information technology 4.86%
Smartsheet Inc., Class A1	3,905,000	2,085,800	—	5,990,800
SimCorp AS3	2,199,151	150,000	11,301	2,337,850
Network International Holdings PLC[1,3]	34,351,542	2,961,621	—	37,313,163
Netcompany Group AS, non-registered shares[1,3]	3,199,913	225,000	145,076	3,279,837
Net One Systems Co., Ltd.[3]	5,194,958	1,685,000	—	6,879,958
Alarm.Com Holdings, Inc.[1]	2,520,700	687,300	—	3,208,000
CANCOM SE, non-registered shares[3]	1,989,634	1,012,931	123,759	2,878,806
Bottomline Technologies, Inc.[1]	2,648,000	464,000	—	3,112,000
Carel Industries SpA[3]	7,820,849	179,151	—	8,000,000
Yext, Inc.[1]	8,661,274	—	—	8,661,274
Fortnox AB3	4,550,903	646,459	414,616	4,782,746
Megaport Ltd.[1,3]	10,773,000	2,885,000	3,130,000	10,528,000
SHIFT Inc.[1,3,4]	—	846,500	—	846,500
Cardtronics PLC, Class A1	1,275,000	1,027,000	—	2,302,000
Bravura Solutions Ltd.[3]	19,125,000	—	—	19,125,000
eMemory Technology Inc.[3]	4,024,334	—	—	4,024,334
Faraday Technology Corp.[3]	15,370,000	—	—	15,370,000
Douzone Bizon Co., Ltd.[3,8]	2,015,058	—	621,200	1,393,858
Endurance International Group Holdings, Inc.[1,8]	9,707,399	—	5,522,979	4,184,420
SUNeVision Holdings Ltd.[3,8]	128,214,000	—	40,000,000	88,214,000
Humanica PCL[8]	44,000,400	—	44,000,400	—
Jenoptik AG3,8	4,561,200	—	4,070,349	490,851
Accesso Technology Group PLC[1,3,8]	2,185,500	25,925	2,211,425	—
Sansan, Inc.[1,3,8]	1,596,800	—	1,026,400	570,400
Tri Chemical Laboratories Inc.[3,4,8]	—	440,200	143,800	296,400
Health care 6.39%
Insulet Corp.[1]	4,456,019	—	577,584	3,878,435
Haemonetics Corp.[1]	1,974,000	550,222	—	2,524,222
Cansino Biologics Inc., Class H1,3,4	10,370,800	181,800	—	10,552,600
Allakos Inc.[1,4]	3,859,959	32,974	90,400	3,802,533
Mani, Inc.[3]	4,889,800	1,940,582	—	6,830,382
GW Pharmaceuticals PLC (ADR)[1,4]	1,915,345	126,000	338,255	1,703,090
Cortexyme, Inc.[1,4]	512,157	1,739,145	—	2,251,302
Cortexyme, Inc.[1,3,9]	—	76,528	—	76,528
Cortexyme, Inc.[1,3,5]	1,560,515	—	1,560,515	—
Fagron NV3	2,630,255	1,834,729	—	4,464,984
New Frontier Health Corp., Class A1,5	—	9,313,186	—	9,313,186
Nakanishi Inc.[3]	5,332,700	—	—	5,332,700
Silk Road Medical, Inc.[1]	—	2,085,600	—	2,085,600
Revance Therapeutics, Inc.[1]	2,010,000	1,281,900	—	3,291,900
Metropolis Healthcare Ltd.[3]	2,809,350	67,770	96,374	2,780,746
CryoLife, Inc.[1]	1,125,904	1,544,010	—	2,669,914
CellaVision AB, non-registered shares[3]	1,221,000	329,300	—	1,550,300
Pacific Biosciences of California, Inc.[1]	—	12,242,300	—	12,242,300
Revenio Group Oyj, non-registered shares[1,3]	1,713,820	—	308,000	1,405,820
Cellectis SA (ADR)[1]	1,529,736	684,600	—	2,214,336

6	SMALLCAP World Fund

	Beginning shares	Additions	Reductions	Ending shares
Cellectis SA, non-registered shares[1,3,4]	1,181,240	—	—	1,181,240
Adaptimmune Therapeutics PLC (ADR)[1,4]	7,419,700	1,904,200	—	9,323,900
Autolus Therapeutics PLC (ADR)[1,4]	2,377,718	1,800,776	—	4,178,494
Precision BioSciences, Inc.[1]	625,000	3,437,000	—	4,062,000
Xenon Pharmaceuticals Inc.[1,4]	2,019,226	—	—	2,019,226
Flexion Therapeutics, Inc.[1,4]	2,510,700	—	—	2,510,700
WIN-Partners Co., Ltd.[3]	1,817,600	118,400	—	1,936,000
NuCana PLC (ADR)[1,4]	2,574,816	—	—	2,574,816
Neovasc Inc.[1]	577,857	312,745	—	890,602
CONMED Corp.[8]	2,258,462	—	1,165,462	1,093,000
Diplomat Pharmacy, Inc.[1,8]	4,334,441	—	4,334,441	—
Natera, Inc.[1,8]	4,770,580	—	2,675,000	2,095,580
iRhythm Technologies, Inc.[1,8]	1,456,450	134,000	559,800	1,030,650
Osstem Implant Co., Ltd.[1,8]	1,134,274	—	1,134,274	—
Clovis Oncology, Inc.[1,4,8]	3,562,000	—	3,443,000	119,000
Neuronetics, Inc.[1,8]	1,464,300	—	1,464,300	—
Rubius Therapeutics, Inc.[1,8]	3,478,792	2,114,604	3,414,402	2,178,994
Corindus Vascular Robotics, Inc.[1,8]	10,872,716	—	10,872,716	—
Consumer discretionary 3.36%
Evolution Gaming Group AB3	8,937,960	3,336,883	1,425,013	10,849,830
frontdoor, inc.[1]	4,379,000	453,000	89,726	4,742,274
Trainline PLC[1,3]	33,352,068	8,083,372	2,981,000	38,454,440
Luckin Coffee Inc., Class A (ADR)[1,4]	4,835,924	244,800	—	5,080,724
YETI Holdings, Inc.[1]	1,152,200	3,637,949	—	4,790,149
Domino’s Pizza Group PLC[3]	27,307,815	3,035,000	4,000,000	26,342,815
zooplus AG, non-registered shares[1,3,4]	505,688	65,856	—	571,544
Shop Apotheke Europe NV, non-registered shares[1,3,4]	804,857	—	—	804,857
Bygghemma Group First AB1,3,4	2,980,102	3,689,898	—	6,670,000
AcadeMedia AB3	4,955,083	2,942,292	—	7,897,375
Musti Group Oyj[1,3]	—	2,179,804	—	2,179,804
Lands’ End, Inc.[1]	2,200,000	25,000	—	2,225,000
Beazer Homes USA, Inc.[1]	1,659,813	—	—	1,659,813
BNN Technology PLC[1,3,10]	19,007,000	—	—	19,007,000
Dine Brands Global, Inc.[8]	615,599	240,000	675,599	180,000
TopBuild Corp.[1,8]	1,783,600	—	190,000	1,593,600
Hostelworld Group PLC[8]	6,518,763	—	6,518,763	—
MIPS AB3,8	1,396,751	—	201,751	1,195,000
Delta Corp. Ltd.[3,8]	14,022,238	3,700,000	11,535,287	6,186,951
Tile Shop Holdings, Inc.[8]	3,158,000	—	3,158,000	—
Del Taco Restaurants, Inc.[1,8]	2,939,200	—	1,501,000	1,438,200
Hoteles City Express, SAB de CV1,8	22,037,148	—	22,037,148	—
Party City Holdco Inc.[1,8]	7,489,459	—	7,489,459	—
Industrials 1.84%
IMCD NV3	3,332,269	40,200	82,000	3,290,469
Boyd Group Services Inc.	951,051	340,300	252,500	1,038,851
Avon Rubber PLC[3]	2,481,863	—	93,900	2,387,963
Bingo Industries Ltd.[3,4]	37,574,800	3,198,355	—	40,773,155
Japan Elevator Service Holdings Co., Ltd.[3]	416,400	1,623,400	—	2,039,800
Instalco AB3	3,831,789	—	—	3,831,789
Upwork Inc.[1]	2,796,036	3,991,700	442,000	6,345,736
Coor Service Management Holding AB3	5,878,630	576,620	254,000	6,201,250
Alfen NV1,3	1,275,000	—	—	1,275,000
Barrett Business Services, Inc.	590,000	—	—	590,000
Greaves Cotton Ltd.[3]	16,200,000	—	—	16,200,000
BELIMO Holding AG3,8	33,323	—	3,209	30,114

SMALLCAP World Fund	7

Investments in affiliates (continued)

	Beginning shares	Additions	Reductions	Ending shares
J. Kumar Infraprojects Ltd.[3,8]	4,450,500	—	4,181,357	269,143
Continental Building Products, Inc.[1,8]	2,780,700	—	2,780,700	—
TechnoPro Holdings, Inc.[3,8]	1,873,600	—	102,600	1,771,000
Bravida Holding AB3,8	16,173,198	—	8,372,784	7,800,414
Tsubaki Nakashima Co., Ltd.[3,8]	2,920,100	—	2,920,100	—
Rexnord Corp.[8]	5,708,000	125,000	—	5,833,000
VARTA AG, non-registered shares[1,3,4,8]	2,493,496	435,189	1,638,450	1,290,235
BeNEXT Group Inc.[3,8,11]	2,876,200	—	2,342,700	533,500
Diploma PLC[3,8]	5,676,000	—	50,000	5,626,000
Financials 0.96%
Cannae Holdings, Inc.[1]	5,137,578	1,073,693	—	6,211,271
Trupanion, Inc.[1,4]	2,689,094	385,307	278,894	2,795,507
Seacoast Banking Corp. of Florida[1]	3,031,901	550,000	—	3,581,901
Greenhill & Co., Inc.	1,169,700	—	—	1,169,700
HUB24 Ltd.[3,8]	4,377,158	—	4,377,158	—
Consumer staples 1.63%
Emmi AG3	317,072	—	—	317,072
Grocery Outlet Holding Corp.[1]	1,416,700	3,801,082	158,400	5,059,382
Simply Good Foods Co., Class A1	2,788,000	3,363,000	—	6,151,000
Hotel Chocolat Group PLC[3,4]	3,619,763	3,866,237	—	7,486,000
R.E.A. Holdings PLC[1,3,8]	2,162,000	—	10,000	2,152,000
CCL Products (India) Ltd.[3,8]	10,642,173	—	10,642,173	—
Primo Water Operations Inc.[8]	3,123,557	—	3,123,557	—
TCI Co., Ltd.[3,8]	6,635,058	—	3,484,840	3,150,218
Communication services 0.56%
Iridium Communications Inc.[1]	6,801,932	400,000	—	7,201,932
Iridium Communications Inc.[1,5]	636,132	—	—	636,132
Kamakura Shinsho, Ltd.[3,4]	2,135,000	162,900	—	2,297,900
The Pebble Group PLC[1,3]	—	10,884,000	—	10,884,000
Materials 0.35%
Navin Fluorine International Ltd.[3]	3,202,000	283,500	—	3,485,500
JCU Corp.[3]	1,687,000	517,600	199,900	2,004,700
Loma Negra Compania Industrial Argentina SA (ADR)[1]	7,110,500	—	317,510	6,792,990
Nevada Copper Corp.[1,4]	47,090,000	—	744,500	46,345,500
Excelsior Mining Corp.[1,4]	12,868,000	—	—	12,868,000
Allegheny Technologies Inc.[1,8]	10,087,124	447,000	6,199,765	4,334,359
Mayur Uniquoters Ltd.[3,8]	2,402,934	—	2,402,934	—
Real estate 0.58%
Altus Group Ltd.[4]	3,014,100	198,600	—	3,212,700
WHA Corp. PCL[3]	751,320,200	218,355,000	76,422,876	893,252,324
JHSF Participacoes SA	—	40,035,711	—	40,035,711
Cyrela Commercial Properties SA, ordinary nominative[1]	—	8,557,663	—	8,557,663
Mitre Realty Empreendimentos E Participações SA1	—	6,168,863	—	6,168,863
Foxtons Group PLC[3]	17,881,785	—	—	17,881,785
Energy 0.04%
Savannah Petroleum PLC[1,3]	52,160,179	12,438,923	—	64,599,102
NuVista Energy Ltd.[1,4]	15,965,000	—	—	15,965,000
Nine Energy Service, Inc.[1,4]	2,453,000	—	85,304	2,367,696
Utilities 0.00%
Mytrah Energy Ltd.[1,3,10]	10,418,000	—	—	10,418,000

8	SMALLCAP World Fund

	Beginning shares	Additions	Reductions	Ending shares
Preferred securities 0.40%
Information technology 0.28%
Avidxchange, Inc., Series F, preferred shares[1,3,9,10]	—	2,159,548	—	2,159,548
Consumer discretionary 0.12%
Made.com Design Ltd., Series C-4, preferred shares[1,3,9,10]	2,067,967	—	—	2,067,967
Consumer staples 0.00%
R.E.A. Holdings PLC 9.00% cumulative, preferred shares[1,8]	96,000	—	—	96,000
Convertible stocks 0.04%
Information technology 0.04%
RealSelf, Inc., Series C, convertible preferred shares[3,9,10]	3,468,862	—	—	3,468,862

	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 3/31/2020 (000)
Common stocks 20.57%
Information technology 4.86%
Smartsheet Inc., Class A1	$—	$24,270	$—	$248,678
SimCorp AS3	291	(11,843)	2,530	196,763
Network International Holdings PLC[1,3]	—	(61,756)	—	183,121
Netcompany Group AS, non-registered shares[1,3]	341	20,719	—	152,760
Net One Systems Co., Ltd.[3]	—	(28,100)	1,339	143,109
Alarm.Com Holdings, Inc.[1]	—	(21,619)	—	124,823
CANCOM SE, non-registered shares[3]	(1,056)	(32,969)	—	123,498
Bottomline Technologies, Inc.[1]	—	(7,713)	—	114,055
Carel Industries SpA[3]	—	(16,748)	—	101,748
Yext, Inc.[1]	—	(49,369)	—	88,258
Fortnox AB3	(805)	(2,529)	241	79,038
Megaport Ltd.[1,3]	3,797	527	—	65,928
SHIFT Inc.[1,3,4]	—	2,742	—	54,963
Cardtronics PLC, Class A1	—	(29,744)	—	48,158
Bravura Solutions Ltd.[3]	—	(8,424)	686	45,017
eMemory Technology Inc.[3]	—	(11,204)	—	31,283
Faraday Technology Corp.[3]	—	(10,058)	—	18,455
Douzone Bizon Co., Ltd.[3,8]	20,787	7,451	815	—
Endurance International Group Holdings, Inc.[1,8]	(31,424)	19,008	—	—
SUNeVision Holdings Ltd.[3,8]	(5,238)	(14,370)	2,685	—
Humanica PCL[8]	(3,843)	3,222	—	—
Jenoptik AG3,8	(46,313)	42,427	—	—
Accesso Technology Group PLC[1,3,8]	(19,277)	519	—	—
Sansan, Inc.[1,3,8]	(10,625)	10,823	—	—
Tri Chemical Laboratories Inc.[3,4,8]	(1,118)	(1,459)	234	—
				1,819,655
Health care 6.39%
Insulet Corp.[1]	52,980	(41,805)	—	642,579
Haemonetics Corp.[1]	—	(55,716)	—	251,564
Cansino Biologics Inc., Class H1,3,4	—	124,169	—	169,768
Allakos Inc.[1,4]	(740)	(129,205)	—	169,175

SMALLCAP World Fund	9

Investments in affiliates (continued)

	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 3/31/2020 (000)
Mani, Inc.[3]	$—	$(5,897)	$628	$167,445
GW Pharmaceuticals PLC (ADR)[1,4]	(8,752)	(38,576)	—	149,140
Cortexyme, Inc.[1,4]	—	68,605	—	102,682
Cortexyme, Inc.[1,3,9]	—	(476)	—	3,351
Cortexyme, Inc.[1,3,5]	—	(23,126)	—	—
Fagron NV3	—	(2,415)	—	88,205
New Frontier Health Corp., Class A1,5	—	(16,298)	—	76,834
Nakanishi Inc.[3]	—	(13,089)	780	70,902
Silk Road Medical, Inc.[1]	—	(23,496)	—	65,655
Revance Therapeutics, Inc.[1]	—	2,653	—	48,720
Metropolis Healthcare Ltd.[3]	1,151	(3,619)	315	46,670
CryoLife, Inc.[1]	—	(27,062)	—	45,175
CellaVision AB, non-registered shares[3]	—	(19,972)	—	38,293
Pacific Biosciences of California, Inc.[1]	—	(19,963)	—	37,461
Revenio Group Oyj, non-registered shares[1,3]	1,584	4,822	—	35,135
Cellectis SA (ADR)[1]	—	(6,378)	—	20,372
Cellectis SA, non-registered shares[1,3,4]	—	(1,246)	—	10,907
Adaptimmune Therapeutics PLC (ADR)[1,4]	—	6,378	—	25,361
Autolus Therapeutics PLC (ADR)[1,4]	—	(24,726)	—	25,029
Precision BioSciences, Inc.[1]	—	(27,297)	—	24,494
Xenon Pharmaceuticals Inc.[1,4]	—	4,705	—	22,898
Flexion Therapeutics, Inc.[1,4]	—	(14,650)	—	19,759
WIN-Partners Co., Ltd.[3]	—	(2,555)	592	17,576
NuCana PLC (ADR)[1,4]	—	(3,630)	—	15,011
Neovasc Inc.[1]	—	(1,790)	—	1,300
CONMED Corp.[8]	27,474	(75,726)	662	—
Diplomat Pharmacy, Inc.[1,8]	(69,631)	64,784	—	—
Natera, Inc.[1,8]	7,462	(31,268)	—	—
iRhythm Technologies, Inc.[1,8]	21,884	(6,953)	—	—
Osstem Implant Co., Ltd.[1,8]	(29,371)	23,985	—	—
Clovis Oncology, Inc.[1,4,8]	(61,765)	63,929	—	—
Neuronetics, Inc.[1,8]	(24,130)	17,580	—	—
Rubius Therapeutics, Inc.[1,8]	(51,075)	29,337	—	—
Corindus Vascular Robotics, Inc.[1,8]	31,399	(31,535)	—	—
				2,391,461
Consumer discretionary 3.36%
Evolution Gaming Group AB3	5,354	141,414	—	369,410
frontdoor, inc.[1]	(1,000)	(63,729)	—	164,936
Trainline PLC[1,3]	—	(40,676)	—	160,843
Luckin Coffee Inc., Class A (ADR)[1,4]	—	41,178	—	138,145
YETI Holdings, Inc.[1]	—	(44,704)	—	93,504
Domino’s Pizza Group PLC[3]	(2,705)	15,814	—	92,793
zooplus AG, non-registered shares[1,3,4]	—	2,773	—	70,861
Shop Apotheke Europe NV, non-registered shares[1,3,4]	—	13,742	—	45,016
Bygghemma Group First AB1,3,4	—	6,167	—	41,358
AcadeMedia AB3	—	2,538	1,000	38,916
Musti Group Oyj[1,3]	—	(1,664)	—	19,954
Lands’ End, Inc.[1]	—	(13,489)	—	11,881
Beazer Homes USA, Inc.[1]	—	(14,042)	—	10,689
BNN Technology PLC[1,3,10]	—	(783)	—	236
Dine Brands Global, Inc.[8]	(25,686)	(9,043)	967	—
TopBuild Corp.[1,8]	15,231	(53,469)	—	—
Hostelworld Group PLC[8]	(8,602)	8,044	—	—

10	SMALLCAP World Fund

	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 3/31/2020 (000)
MIPS AB3,8	$2,702	$5,548	$—	$—
Delta Corp. Ltd.[3,8]	(31,634)	10,074	304	—
Tile Shop Holdings, Inc.[8]	(20,659)	14,990	—	—
Del Taco Restaurants, Inc.[1,8]	(6,092)	(7,372)	—	—
Hoteles City Express, SAB de CV1,8	(9,896)	6,071	—	—
Party City Holdco Inc.[1,8]	(56,244)	32,601	—	—
				1,258,542
Industrials 1.84%
IMCD NV3	1,123	(9,671)	—	234,011
Boyd Group Services Inc.	(746)	(30,707)	217	108,144
Avon Rubber PLC[3]	1,105	19,264	430	68,160
Bingo Industries Ltd.[3,4]	—	(11,044)	545	48,754
Japan Elevator Service Holdings Co., Ltd.[3]	—	2,182	303	46,871
Instalco AB3	—	4,217	—	43,531
Upwork Inc.[1]	(2,774)	(26,623)	—	40,930
Coor Service Management Holding AB3	271	(23,427)	—	30,362
Alfen NV1,3	—	11,541	—	29,384
Barrett Business Services, Inc.	—	(29,016)	354	23,388
Greaves Cotton Ltd.[3]	—	(18,495)	—	14,891
BELIMO Holding AG3,8	3,829	30,868	—	—
J. Kumar Infraprojects Ltd.[3,8]	(3,795)	4,805	—	—
Continental Building Products, Inc.[1,8]	58,478	(33,959)	—	—
TechnoPro Holdings, Inc.[3,8]	555	(22,535)	854	—
Bravida Holding AB3,8	18,844	(30,705)	—	—
Tsubaki Nakashima Co., Ltd.[3,8]	(17,760)	12,783	627	—
Rexnord Corp.[8]	—	(25,009)	457	—
VARTA AG, non-registered shares[1,3,4,8]	104,578	(125,303)	—	—
BeNEXT Group Inc.[3,8,11]	(18,886)	5,159	393	—
Diploma PLC[3,8]	(2)	(2,796)	1,502	—
				688,426
Financials 0.96%
Cannae Holdings, Inc.[1]	—	33,019	—	208,015
Trupanion, Inc.[1,4]	4,877	(5,792)	—	72,767
Seacoast Banking Corp. of Florida[1]	—	(24,669)	—	65,585
Greenhill & Co., Inc.	—	(3,837)	117	11,510
HUB24 Ltd.[3,8]	(18,265)	6,489	—	—
				357,877
Consumer staples 1.63%
Emmi AG3	—	31,277	—	289,878
Grocery Outlet Holding Corp.[1]	(343)	3,341	—	173,739
Simply Good Foods Co., Class A1	—	(46,075)	—	118,468
Hotel Chocolat Group PLC[3,4]	—	(11,746)	174	26,000
R.E.A. Holdings PLC[1,3,8]	(40)	(1,357)	—	—
CCL Products (India) Ltd.[3,8]	(3,101)	(2,592)	—	—
Primo Water Operations Inc.[8]	1,090	6,846	—	—
TCI Co., Ltd.[3,8]	(10,926)	(5,036)	—	—
				608,085
Communication services 0.56%
Iridium Communications Inc.[1]	—	7,710	—	160,819
Iridium Communications Inc.[1,5]	—	668	—	14,205
Kamakura Shinsho, Ltd.[3,4]	—	(8,258)	59	22,420

SMALLCAP World Fund	11

Investments in affiliates (continued)

	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 3/31/2020 (000)
The Pebble Group PLC[1,3]	$—	$(3,924)	$—	$11,438
				208,882
Materials 0.35%
Navin Fluorine International Ltd.[3]	—	15,949	371	55,175
JCU Corp.[3]	(1,174)	1,556	465	41,724
Loma Negra Compania Industrial Argentina SA (ADR)[1]	(2,972)	(12,640)	—	24,115
Nevada Copper Corp.[1,4]	(207)	(1,743)	—	6,092
Excelsior Mining Corp.[1,4]	—	(6,175)	—	4,023
Allegheny Technologies Inc.[1,8]	(88,068)	(15,872)	—	—
Mayur Uniquoters Ltd.[3,8]	(11,404)	11,135	26	—
				131,129
Real estate 0.58%
Altus Group Ltd.[4]	—	(13,322)	713	83,325
WHA Corp. PCL[3]	5,660	(71,428)	1,822	60,556
JHSF Participacoes SA	—	(20,772)	110	26,967
Cyrela Commercial Properties SA, ordinary nominative[1]	—	(18,230)	—	22,645
Mitre Realty Empreendimentos E Participações SA1	—	(15,427)	—	13,059
Foxtons Group PLC[3]	—	(2,010)	—	8,983
				215,535
Energy 0.04%
Savannah Petroleum PLC[1,3]	—	(10,807)	—	6,363
NuVista Energy Ltd.[1,4]	—	(24,383)	—	5,502
Nine Energy Service, Inc.[1,4]	(2,890)	(10,157)	—	1,914
				13,779
Utilities 0.00%
Mytrah Energy Ltd.[1,3,10]	—	1	—	129
Total common stocks				7,693,500
Preferred securities 0.40%
Information technology 0.28%
Avidxchange, Inc., Series F, preferred shares[1,3,9,10]	—	—	—	105,844
Consumer discretionary 0.12%
Made.com Design Ltd., Series C-4, preferred shares[1,3,9,10]	—	3,309	—	43,101
Consumer staples 0.00%
R.E.A. Holdings PLC 9.00% cumulative, preferred shares[1,8]	—	(14)	—	—
Total preferred securities				148,945
Convertible stocks 0.04%
Information technology 0.04%
RealSelf, Inc., Series C, convertible preferred shares[3,9,10]	—	(8,603)	—	15,714
Total convertible stocks				15,714
Total 21.01%	$(318,187)	$(883,776)	$23,317	$7,858,159

12	SMALLCAP World Fund

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Other securities,” was $15,119,460,000, which represented 40.42% of the net assets of the fund. This amount includes $14,589,195,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	All or a portion of this security was on loan. The total value of all such securities, including those in “Other securities,” was $632,192,000, which represented 1.69% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $114,697,000, which represented .31% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 3/31/2020.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[8]	Unaffiliated issuer at 3/31/2020.
[9]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[10]	Value determined using significant unobservable inputs.
[11]	This security changed its name during the reporting period.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Avidxchange, Inc., series F, preferred shares	12/26/2019	$105,844	$105,844	.28%
Made.com Design Ltd., Series C-4, preferred shares	3/2/2018	41,328	43,101	.12
RealSelf, Inc., Series C, convertible preferred shares	4/18/2018	19,000	15,714	.04
Cortexyme, Inc.	2/6/2020	3,826	3,351	.01
Other private placement securities	12/3/2013-3/30/2020	301,497	251,720	.67
Total private placement securities		$471,495	$419,730	1.12%

Key to abbreviations

ADR = American Depositary Receipts

EUR = Euros

ISK = Icelandic kronor

See notes to financial statements.

SMALLCAP World Fund	13

Financial statements

Statement of assets and liabilities	unaudited
at March 31, 2020	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $25,143,198)	$29,850,543
Affiliated issuers (cost: $7,018,052)	7,858,159	$37,708,702
Cash		1,560
Cash denominated in currencies other than U.S. dollars (cost: $23,853)		23,818
Receivables for:
Sales of investments	223,890
Sales of fund’s shares	72,442
Dividends and interest	45,145
Securities lending income	2,573
Other	1	344,051
		38,078,131
Liabilities:
Collateral for securities on loan		407,122
Payables for:
Purchases of investments	183,085
Repurchases of fund’s shares	40,494
Investment advisory services	20,558
Services provided by related parties	7,961
Directors’ deferred compensation	4,002
Other	4,398	260,498
Net assets at March 31, 2020		$37,410,511

Net assets consist of:
Capital paid in on shares of capital stock		$32,611,030
Total distributable earnings		4,799,481
Net assets at March 31, 2020		$37,410,511

See notes to financial statements.

14	SMALLCAP World Fund

(dollars and shares in thousands, except per-share amounts)

Total authorized capital stock — 2,000,000 shares,
$.01 par value (819,554 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$19,356,014	424,906		$45.55
Class C	512,233	13,241		38.69
Class T	9	—	*	45.87
Class F-1	563,072	12,534		44.92
Class F-2	4,153,940	89,347		46.49
Class F-3	1,936,174	41,982		46.12
Class 529-A	1,120,327	24,942		44.92
Class 529-C	141,646	3,588		39.47
Class 529-E	46,493	1,074		43.30
Class 529-T	11	—	*	45.81
Class 529-F-1	125,476	2,743		45.74
Class R-1	19,185	478		40.10
Class R-2	428,178	10,666		40.14
Class R-2E	24,243	543		44.68
Class R-3	591,009	13,690		43.17
Class R-4	609,123	13,487		45.17
Class R-5E	49,415	1,079		45.78
Class R-5	300,038	6,346		47.28
Class R-6	7,433,925	158,908		46.78

*	Amount less than one thousand.

See notes to financial statements.

SMALLCAP World Fund	15

Statement of operations	unaudited
for the six months ended March 31, 2020	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $6,731; also includes $23,317 from affiliates)	$177,372
Securities lending income (net of fees)	24,284
Interest (net of non-U.S. taxes of $100)	2,471	$204,127
Fees and expenses*:
Investment advisory services	141,288
Distribution services	42,331
Transfer agent services	24,155
Administrative services	6,904
Reports to shareholders	1,194
Registration statement and prospectus	890
Directors’ compensation	506
Auditing and legal	228
Custodian	3,419
State and local taxes	1
Other	1,158	222,074
Net investment loss		(17,947)

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(19,816)
Affiliated issuers	(318,187)
Currency transactions	633	(337,370)
Net unrealized depreciation on:
Investments:
Unaffiliated issuers	(4,874,936)
Affiliated issuers	(883,776)
Currency translations	(2,281)	(5,760,993)
Net realized loss and unrealized depreciation		(6,098,363)

Net decrease in net assets resulting from operations		$(6,116,310)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

16	SMALLCAP World Fund

Statements of changes in net assets

(dollars in thousands)

	Six months ended March 31, 2020*	Year ended September 30, 2019
Operations:
Net investment (loss) income	$(17,947)	$71,642
Net realized (loss) gain	(337,370)	1,673,682
Net unrealized depreciation	(5,760,993)	(2,329,202)
Net decrease in net assets resulting from operations	(6,116,310)	(583,878)

Distributions paid to shareholders	(1,983,017)	(2,434,865)

Net capital share transactions	1,554,439	3,097,094

Total (decrease) increase in net assets	(6,544,888)	78,351

Net assets:
Beginning of period	43,955,399	43,877,048
End of period	$37,410,511	$43,955,399

*	Unaudited.

See notes to financial statements.

SMALLCAP World Fund	17

Notes to financial statements	unaudited

1. Organization

SMALLCAP World Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital. Shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in the next year; however, the fund reserves the right to delay the implementation.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

18	SMALLCAP World Fund

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

SMALLCAP World Fund	19

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

20	SMALLCAP World Fund

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

SMALLCAP World Fund	21

Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

22	SMALLCAP World Fund

The following table presents the fund’s valuation levels as of March 31, 2020 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$5,312,324	$3,240,037	$24,904	$8,577,265
Health care	5,105,410	2,037,272	80,109	7,222,791
Consumer discretionary	2,814,341	2,568,062	236	5,382,639
Industrials	1,835,427	3,280,122	—	5,115,549
Financials	1,736,082	1,016,903	—	2,752,985
Consumer staples	596,622	1,039,977	—	1,636,599
Communication services	832,093	433,615	—	1,265,708
Materials	286,460	464,940	91	751,491
Real estate	358,803	381,171	—	739,974
Other	180,489	142,448	12,283	335,220
Preferred securities	26,440	96,542	226,990	349,972
Rights & warrants	302	—	594	896
Convertible stocks	—	—	73,164	73,164
Bonds, notes & other debt instruments	—	3,109	—	3,109
Short-term securities	3,501,340	—	—	3,501,340
Total	$22,586,133	$14,704,198	$418,371	$37,708,702

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended March 31, 2020 (dollars in thousands):

Beginning	Transfers			Net		Transfers	Ending
value at	into			realized	Unrealized	out of	value at
10/1/2019	Level 3*	Purchases	Sales	gain†	depreciation†	Level 3*	3/31/2020
$266,785	$3,643	$240,235	$—	$—	$(92,292)	$—	$418,371
Net unrealized depreciation during the period on Level 3 investment securities held at March 31, 2020							$(92,292)

*	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
†	Net realized gain and unrealized depreciation are included in the related amounts on investments in the statement of operations.

SMALLCAP World Fund	23

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 3/31/2020	Valuation techniques	Unobservable inputs	Single input or range	Weighted average	Impact to valuation from an increase in input*
Common stocks	$117,623	Liquidation value	N/A	N/A	N/A	N/A
		Expected proceeds	Discount rate	10%	10%	Decrease
		Inputs to market comparables and transaction price	Weight ascribed to transaction price	50%	N/A	N/A
			Weight ascribed to market comparables	50%	N/A	N/A
		Market Comparables	Price/Sales multiple	1.54x	1.54x	Increase
			Transaction point multiple discount	10%	10%	Decrease
			Price/Cash flow multiple	5.58x	5.58x	Increase
			DLOM	20%	20%	Decrease
			$ per one billion Btu	$2.25	$2.25	Increase
			Million metric tonnes per annum	10 MMTPA	10 MMTPA	Increase
		Third party pricing	N/A	N/A	N/A	N/A
		Recent market information	Adjustment based on proxy (decrease)	32%	32%	Decrease
			Discount for lack of uncertainty and/or lack of marketability	23% - 50%	25%	Decrease

24	SMALLCAP World Fund

	Value at 3/31/2020	Valuation techniques	Unobservable inputs	Single input or range	Weighted average	Impact to valuation from an increase in input*
Preferred securities	226,990	Cost	N/A	N/A	N/A	N/A
		Transaction price	N/A	N/A	N/A	N/A
		Inputs to market comparables and discounted cash flow	Weight ascribed to market comparables	67%	N/A	N/A
			Weight ascribed to discounted cash flow	33%	N/A	N/A
		Market comparables	Adjustment based on market comparables (decrease)	9%	9%	Decrease
			Enterprise value/Sales multiple	3.57x	3.57x	Increase
			DLOM	25%	25%	Decrease
		Discounted cash flow	Weighted average cost of capital	10.5%	10.5%	Decrease
			Revenue CAGR	25.1%	25.1%	Increase
			DLOM	25%	25%	Decrease
Rights & warrants	594	Black-Scholes	Underlying share price	N/A	N/A	N/A
			Implied volatility	30%	30%	Increase
Convertible stocks	73,164	Transaction price	N/A	N/A	N/A	N/A
		Estimated liquidation value	N/A	N/A	N/A	N/A
		Inputs to market comparables and transaction price	Weight ascribed to transaction price	50%	N/A	N/A
			Weight ascribed to market comparables	50%	N/A	N/A
		Market comparables	Enterprise value/Sales multiple	6.08x - 9.22x	7.28x	Increase
			Transaction point multiple discount	2%	2%	Decrease
			Market comparables discount	30%	30%	Decrease
			DLOM	16%	16%	Decrease
	$418,371

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

Btu = British thermal unit

CAGR = Compound annual growth rate

DLOM = Discount for lack of marketability

SMALLCAP World Fund	25

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and

26	SMALLCAP World Fund

dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

SMALLCAP World Fund	27

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of March 31, 2020, the total value of securities on loan was $632,192,000, and the total value of collateral received was $686,369,000. Collateral received includes cash of $407,122,000 and U.S. government securities of $279,247,000. Investment securities purchased from cash collateral of $407,122,000 are disclosed in the summary investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Collateral — The fund receives highly liquid assets, such as cash or U.S. government securities, as collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event that the borrower cannot meet its contractual obligation. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s summary investment portfolio.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

28	SMALLCAP World Fund

As of and during the period ended March 31, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2019, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed long-term capital gains	$1,982,489
Post-October capital loss deferral*	(379,326)

*	This deferral is considered incurred in the subsequent year.

As of March 31, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$10,188,643
Gross unrealized depreciation on investments	(4,752,856)
Net unrealized appreciation on investments	5,435,787
Cost of investments	32,272,915

SMALLCAP World Fund	29

Tax-basis distributions paid to shareholders from long-term capital gains were as follows (dollars in thousands):

Share class	Six months ended March 31, 2020	Year ended September 30, 2019
Class A	$1,041,216	$1,312,888
Class C	33,474	48,829
Class T	1	1
Class F-1	31,740	41,462
Class F-2	220,843	255,099
Class F-3	99,063	101,976
Class 529-A	60,724	78,608
Class 529-C	9,039	13,747
Class 529-E	2,675	3,645
Class 529-T	1	1
Class 529-F-1	6,566	8,185
Class R-1	1,181	1,729
Class R-2	26,644	36,397
Class R-2E	1,329	1,360
Class R-3	34,779	47,684
Class R-4	34,471	48,314
Class R-5E	2,101	1,677
Class R-5	16,041	22,369
Class R-6	361,129	410,894
Total	$1,983,017	$2,434,865

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.800% on the first $1 billion of daily net assets and decreasing to 0.589% on such assets in excess of $44 billion. For the six months ended March 31, 2020, the investment advisory services fee was $141,288,000, which was equivalent to an annualized rate of 0.614% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily

30	SMALLCAP World Fund

intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of March 31, 2020, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

SMALLCAP World Fund	31

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. Prior to January 1, 2020, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2020, the quarterly fee was amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended March 31, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$30,406	$16,456		$3,619		Not applicable
Class C	3,275	456		100		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	895	573		108		Not applicable
Class F-2	Not applicable	3,148		778		Not applicable
Class F-3	Not applicable	150		350		Not applicable
Class 529-A	1,573	879		208		$440
Class 529-C	888	117		27		58
Class 529-E	146	17		9		19
Class 529-T	—	—	*	—	*	—*
Class 529-F-1	—	97		23		48
Class R-1	122	17		4		Not applicable
Class R-2	2,040	1,012		82		Not applicable
Class R-2E	91	33		5		Not applicable
Class R-3	1,905	623		114		Not applicable
Class R-4	990	416		119		Not applicable
Class R-5E	Not applicable	38		8		Not applicable
Class R-5	Not applicable	98		57		Not applicable
Class R-6	Not applicable	25		1,293		Not applicable
Total class-specific expenses	$42,331	$24,155		$6,904		$565

*	Amount less than one thousand.

Directors’ deferred compensation — Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund

32	SMALLCAP World Fund

and vary according to the total returns of the selected funds. Directors’ compensation of $506,000 in the fund’s statement of operations reflects $301,000 in current fees (either paid in cash or deferred) and a net increase of $205,000 in the value of the deferred amounts.

Affiliated officers and directors — Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or directors received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of directors. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended March 31, 2020, the fund engaged in such purchase and sale transactions with related funds in the amounts of $184,205,000 and $138,704,000, respectively, which generated $25,687,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended March 31, 2020.

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended March 31, 2020.

SMALLCAP World Fund	33

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended March 31, 2020

Class A	$1,163,709	20,882	$1,027,574	17,535		$(1,806,637)	(33,536)	$384,646	4,881
Class C	41,862	883	33,326	668		(118,310)	(2,509)	(43,122)	(958)
Class T	—	—	—	—		—	—	—	—
Class F-1	53,769	963	31,344	543		(100,265)	(1,868)	(15,152)	(362)
Class F-2	787,577	14,075	214,340	3,587		(848,371)	(15,562)	153,546	2,100
Class F-3	418,738	7,403	98,775	1,666		(308,316)	(5,666)	209,197	3,403
Class 529-A	81,466	1,460	60,720	1,051		(115,767)	(2,105)	26,419	406
Class 529-C	9,951	202	9,036	177		(30,002)	(609)	(11,015)	(230)
Class 529-E	2,619	50	2,675	48		(6,531)	(124)	(1,237)	(26)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	16,421	291	6,564	112		(16,799)	(303)	6,186	100
Class R-1	1,676	34	1,174	23		(3,381)	(71)	(531)	(14)
Class R-2	54,266	1,099	26,618	514		(98,497)	(1,991)	(17,613)	(378)
Class R-2E	4,131	74	1,329	23		(4,214)	(79)	1,246	18
Class R-3	69,109	1,300	34,736	625		(139,295)	(2,639)	(35,450)	(714)
Class R-4	59,584	1,076	34,459	593		(142,888)	(2,616)	(48,845)	(947)
Class R-5E	25,769	452	2,100	36		(6,025)	(111)	21,844	377
Class R-5	23,892	415	16,026	264		(52,245)	(912)	(12,327)	(233)
Class R-6	999,687	18,799	361,112	6,007		(424,153)	(7,877)	936,646	16,929
Total net increase (decrease)	$3,814,226	69,458	$1,961,909	33,472		$(4,221,696)	(78,578)	$1,554,439	24,352

34	SMALLCAP World Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2019

Class A	$2,210,172	41,086	$1,295,479	29,112		$(2,802,018)	(52,309)	$703,633	17,889
Class C	83,003	1,786	48,619	1,265		(194,247)	(4,184)	(62,625)	(1,133)
Class T	—	—	—	—		—	—	—	—
Class F-1	131,775	2,486	41,002	933		(183,796)	(3,464)	(11,019)	(45)
Class F-2	1,677,011	30,466	247,799	5,478		(1,178,290)	(21,714)	746,520	14,230
Class F-3	697,343	12,871	99,562	2,221		(389,445)	(7,176)	407,460	7,916
Class 529-A	145,986	2,749	78,590	1,789		(216,308)	(4,052)	8,268	486
Class 529-C	20,384	430	13,744	351		(59,717)	(1,259)	(25,589)	(478)
Class 529-E	5,289	102	3,643	86		(10,326)	(201)	(1,394)	(13)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	34,950	643	8,167	183		(24,157)	(449)	18,960	377
Class R-1	3,828	80	1,728	43		(8,597)	(177)	(3,041)	(54)
Class R-2	104,191	2,172	36,387	914		(165,221)	(3,426)	(24,643)	(340)
Class R-2E	11,018	205	1,360	31		(5,877)	(110)	6,501	126
Class R-3	143,974	2,805	47,647	1,123		(221,232)	(4,315)	(29,611)	(387)
Class R-4	119,255	2,231	48,251	1,094		(207,111)	(3,874)	(39,605)	(549)
Class R-5E	31,748	583	1,676	38		(19,103)	(377)	14,321	244
Class R-5	45,772	826	22,355	487		(98,305)	(1,767)	(30,178)	(454)
Class R-6	1,571,194	28,468	410,894	9,043		(562,953)	(10,340)	1,419,135	27,171
Total net increase (decrease)	$7,036,893	129,989	$2,406,904	54,191		$(6,346,703)	(119,194)	$3,097,094	64,986

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $8,734,317,000 and $8,771,075,000, respectively, during the six months ended March 31, 2020.

SMALLCAP World Fund	35

Financial highlights

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
3/31/2020[5,6]	$55.24	$(.05)	$(7.15)	$(7.20)
9/30/2019	60.19	.05	(1.69)	(1.64)
9/30/2018	55.60	.04	7.05	7.09
9/30/2017	47.24	.07	8.45	8.52
9/30/2016	45.04	.04	4.99	5.03
9/30/2015	48.66	.04	1.09	1.13
Class C:
3/31/2020[5,6]	47.42	(.22)	(6.02)	(6.24)
9/30/2019	52.63	(.32)	(1.58)	(1.90)
9/30/2018	49.30	(.38)	6.21	5.83
9/30/2017	42.08	(.29)	7.51	7.22
9/30/2016	40.73	(.29)	4.47	4.18
9/30/2015	44.77	(.32)	1.03	.71
Class T:
3/31/2020[5,6]	55.54	.02	(7.20)	(7.18)
9/30/2019	60.35	.18	(1.68)	(1.50)
9/30/2018	55.64	.15	7.06	7.21
9/30/2017[5,11]	49.61	.13	5.90	6.03
Class F-1:
3/31/2020[5,6]	54.51	(.05)	(7.05)	(7.10)
9/30/2019	59.47	.03	(1.68)	(1.65)
9/30/2018	55.00	— [12]	6.97	6.97
9/30/2017	46.74	.05	8.36	8.41
9/30/2016	44.60	.03	4.94	4.97
9/30/2015	48.23	.04	1.08	1.12
Class F-2:
3/31/2020[5,6]	56.26	.03	(7.31)	(7.28)
9/30/2019	61.07	.20	(1.70)	(1.50)
9/30/2018	56.24	.20	7.13	7.33
9/30/2017	47.80	.19	8.54	8.73
9/30/2016	45.42	.16	5.05	5.21
9/30/2015	48.92	.17	1.08	1.25
Class F-3:
3/31/2020[5,6]	55.80	.06	(7.25)	(7.19)
9/30/2019	60.54	.25	(1.68)	(1.43)
9/30/2018	55.74	.24	7.06	7.30
9/30/2017[5,13]	47.93	.25	7.56	7.81

36	SMALLCAP World Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net (loss) income to average net assets[3]

$—	$(2.49)	$(2.49)	$45.55	(14.03)%[7]	$19,356		1.06%[8]		1.06%[8]		(.18)%[8]
—	(3.31)	(3.31)	55.24	(1.37)	23,203		1.06		1.06		.09
—	(2.50)	(2.50)	60.19	13.13	24,203		1.04		1.04		.06
(.16)	—	(.16)	55.60	18.11	21,383		1.07		1.07		.14
—	(2.83)	(2.83)	47.24	11.72	18,762		1.10		1.10		.08
—	(4.75)	(4.75)	45.04	2.25	16,882		1.07		1.07		.08

—	(2.49)	(2.49)	38.69	(14.33)[7]	512		1.80	[8]	1.80	[8]	(.91)[8]
—	(3.31)	(3.31)	47.42	(2.13)	673		1.82		1.82		(.68)
—	(2.50)	(2.50)	52.63	12.23	807		1.83		1.83		(.74)
—	—	—	49.30	17.16	810		1.87		1.87		(.66)
—	(2.83)	(2.83)	42.08	10.82	824		1.90		1.90		(.73)
—	(4.75)	(4.75)	40.73	1.45	847		1.87		1.87		(.73)

—	(2.49)	(2.49)	45.87	(13.92)[7,9]	—	[10]	.81	[8,9]	.81	[8,9]	.08 [8,9]
—	(3.31)	(3.31)	55.54	(1.14)[9]	—	[10]	.82	[9]	.82	[9]	.33 [9]
—	(2.50)	(2.50)	60.35	13.36 [9]	—	[10]	.85	[9]	.85	[9]	.25 [9]
—	—	—	55.64	12.15 [7,9]	—	[10]	.42	[7,9]	.42	[7,9]	.25 [7,9]

—	(2.49)	(2.49)	44.92	(14.04)[7]	563		1.08	[8]	1.08	[8]	(.19)[8]
—	(3.31)	(3.31)	54.51	(1.43)	703		1.10		1.10		.05
—	(2.50)	(2.50)	59.47	13.06	770		1.09		1.09		.01
(.15)	—	(.15)	55.00	18.06	792		1.10		1.10		.11
—	(2.83)	(2.83)	46.74	11.69	718		1.11		1.11		.07
—	(4.75)	(4.75)	44.60	2.25	662		1.07		1.07		.08

—	(2.49)	(2.49)	46.49	(13.91)[7]	4,154		.79	[8]	.79	[8]	.09 [8]
—	(3.31)	(3.31)	56.26	(1.12)	4,909		.80		.80		.36
—	(2.50)	(2.50)	61.07	13.41	4,459		.78		.78		.34
(.29)	—	(.29)	56.24	18.40	2,894		.82		.82		.38
—	(2.83)	(2.83)	47.80	12.03	2,118		.82		.82		.36
—	(4.75)	(4.75)	45.42	2.50	1,487		.82		.82		.35

—	(2.49)	(2.49)	46.12	(13.87)[7]	1,936		.69	[8]	.69	[8]	.20 [8]
—	(3.31)	(3.31)	55.80	(1.02)	2,153		.70		.70		.46
—	(2.50)	(2.50)	60.54	13.49	1,856		.71		.71		.41
—	—	—	55.74	16.30 [7]	1,221		.71	[8]	.71	[8]	.70 [8]

See end of table for footnotes.

SMALLCAP World Fund	37

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
3/31/2020[5,6]	$54.51	$(.06)	$(7.04)	$(7.10)
9/30/2019	59.47	.02	(1.67)	(1.65)
9/30/2018	55.01	— [12]	6.96	6.96
9/30/2017	46.74	.04	8.36	8.40
9/30/2016	44.63	— [12]	4.94	4.94
9/30/2015	48.29	—	1.09	1.09
Class 529-C:
3/31/2020[5,6]	48.35	(.23)	(6.16)	(6.39)
9/30/2019	53.60	(.34)	(1.60)	(1.94)
9/30/2018	50.18	(.42)	6.34	5.92
9/30/2017	42.85	(.32)	7.65	7.33
9/30/2016	41.45	(.31)	4.54	4.23
9/30/2015	45.50	(.35)	1.05	.70
Class 529-E:
3/31/2020[5,6]	52.68	(.11)	(6.78)	(6.89)
9/30/2019	57.73	(.09)	(1.65)	(1.74)
9/30/2018	53.57	(.12)	6.78	6.66
9/30/2017	45.53	(.06)	8.14	8.08
9/30/2016	43.63	(.09)	4.82	4.73
9/30/2015	47.41	(.11)	1.08	.97
Class 529-T:
3/31/2020[5,6]	55.49	.01	(7.20)	(7.19)
9/30/2019	60.32	.15	(1.67)	(1.52)
9/30/2018	55.63	.13	7.06	7.19
9/30/2017[5,11]	49.61	.12	5.90	6.02
Class 529-F-1:
3/31/2020[5,6]	55.41	.01	(7.19)	(7.18)
9/30/2019	60.26	.15	(1.69)	(1.54)
9/30/2018	55.58	.13	7.05	7.18
9/30/2017	47.23	.15	8.43	8.58
9/30/2016	44.98	.09	4.99	5.08
9/30/2015	48.53	.11	1.09	1.20
Class R-1:
3/31/2020[5,6]	49.08	(.23)	(6.26)	(6.49)
9/30/2019	54.32	(.33)	(1.60)	(1.93)
9/30/2018	50.79	(.38)	6.41	6.03
9/30/2017	43.34	(.29)	7.74	7.45
9/30/2016	41.85	(.28)	4.60	4.32
9/30/2015	45.85	(.31)	1.06	.75

38	SMALLCAP World Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net (loss) income to average net assets[3]

$—	$(2.49)	$(2.49)	$44.92	(14.04)%[7]	$1,120		1.09%[8]		1.09%[8]		(.20)%[8]
—	(3.31)	(3.31)	54.51	(1.43)	1,337		1.12		1.12		.03
—	(2.50)	(2.50)	59.47	13.05	1,430		1.11		1.11		— [14]
(.13)	—	(.13)	55.01	18.03	1,195		1.13		1.13		.08
—	(2.83)	(2.83)	46.74	11.64	1,024		1.17		1.17		— [14]
—	(4.75)	(4.75)	44.63	2.16	943		1.15		1.15		—

—	(2.49)	(2.49)	39.47	(14.36)[7]	142		1.83	[8]	1.83	[8]	(.95)[8]
—	(3.31)	(3.31)	48.35	(2.17)	185		1.86		1.86		(.72)
—	(2.50)	(2.50)	53.60	12.19	230		1.88		1.88		(.81)
—	—	—	50.18	17.11	314		1.91		1.91		(.70)
—	(2.83)	(2.83)	42.85	10.78	286		1.96		1.96		(.78)
—	(4.75)	(4.75)	41.45	1.37	274		1.93		1.93		(.78)

—	(2.49)	(2.49)	43.30	(14.11)[7]	47		1.29	[8]	1.29	[8]	(.40)[8]
—	(3.31)	(3.31)	52.68	(1.64)	58		1.31		1.31		(.17)
—	(2.50)	(2.50)	57.73	12.82	64		1.32		1.32		(.22)
(.04)	—	(.04)	53.57	17.77	59		1.35		1.35		(.13)
—	(2.83)	(2.83)	45.53	11.39	53		1.38		1.38		(.21)
—	(4.75)	(4.75)	43.63	1.95	49		1.38		1.38		(.23)

—	(2.49)	(2.49)	45.81	(13.95)[7,9]	—	[10]	.86	[8,9]	.86	[8,9]	.03 [8,9]
—	(3.31)	(3.31)	55.49	(1.17)[9]	—	[10]	.87	[9]	.87	[9]	.28 [9]
—	(2.50)	(2.50)	60.32	13.30 [9]	—	[10]	.88	[9]	.88	[9]	.22 [9]
—	—	—	55.63	12.13 [7,9]	—	[10]	.45	[7,9]	.45	[7,9]	.22 [7,9]

—	(2.49)	(2.49)	45.74	(13.95)[7]	126		.86	[8]	.86	[8]	.02 [8]
—	(3.31)	(3.31)	55.41	(1.22)	146		.88		.88		.27
—	(2.50)	(2.50)	60.26	13.31	136		.89		.89		.22
(.23)	—	(.23)	55.58	18.26	113		.92		.92		.30
—	(2.83)	(2.83)	47.23	11.85	90		.96		.96		.22
—	(4.75)	(4.75)	44.98	2.42	83		.93		.93		.22

—	(2.49)	(2.49)	40.10	(14.35)[7]	19		1.81	[8]	1.81	[8]	(.93)[8]
—	(3.31)	(3.31)	49.08	(2.12)	24		1.82		1.82		(.68)
—	(2.50)	(2.50)	54.32	12.26	30		1.81		1.81		(.72)
—	—	—	50.79	17.19	30		1.83		1.83		(.63)
—	(2.83)	(2.83)	43.34	10.89	33		1.85		1.85		(.68)
—	(4.75)	(4.75)	41.85	1.48	36		1.82		1.82		(.68)

See end of table for footnotes.

SMALLCAP World Fund	39

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
3/31/2020[5,6]	$49.12	$(.23)	$(6.26)	$(6.49)
9/30/2019	54.36	(.31)	(1.62)	(1.93)
9/30/2018	50.82	(.37)	6.41	6.04
9/30/2017	43.35	(.27)	7.74	7.47
9/30/2016	41.85	(.27)	4.60	4.33
9/30/2015	45.84	(.29)	1.05	.76
Class R-2E:
3/31/2020[5,6]	54.34	(.17)	(7.00)	(7.17)
9/30/2019	59.52	(.18)	(1.69)	(1.87)
9/30/2018	55.26	(.22)	6.98	6.76
9/30/2017	47.07	(.14)	8.40	8.26
9/30/2016	45.04	(.08)	4.94	4.86
9/30/2015	48.67	.01	1.11	1.12
Class R-3:
3/31/2020[5,6]	52.54	(.12)	(6.76)	(6.88)
9/30/2019	57.60	(.10)	(1.65)	(1.75)
9/30/2018	53.47	(.14)	6.77	6.63
9/30/2017	45.45	(.07)	8.13	8.06
9/30/2016	43.56	(.09)	4.81	4.72
9/30/2015	47.34	(.10)	1.07	.97
Class R-4:
3/31/2020[5,6]	54.78	(.04)	(7.08)	(7.12)
9/30/2019	59.71	.06	(1.68)	(1.62)
9/30/2018	55.18	.03	7.00	7.03
9/30/2017	46.89	.08	8.38	8.46
9/30/2016	44.71	.04	4.97	5.01
9/30/2015	48.33	.05	1.08	1.13
Class R-5E:
3/31/2020[5,6]	55.44	.02	(7.19)	(7.17)
9/30/2019	60.26	.18	(1.69)	(1.51)
9/30/2018	55.55	.18	7.03	7.21
9/30/2017	47.30	.18	8.42	8.60
9/30/2016[5,15]	47.09	.12	2.92	3.04
Class R-5:
3/31/2020[5,6]	57.16	.05	(7.44)	(7.39)
9/30/2019	61.94	.22	(1.69)	(1.47)
9/30/2018	56.99	.21	7.24	7.45
9/30/2017	48.40	.24	8.64	8.88
9/30/2016	45.94	.18	5.11	5.29
9/30/2015	49.39	.20	1.10	1.30

40	SMALLCAP World Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net (loss) income to average net assets[3]

$—	$(2.49)	$(2.49)	$40.14	(14.35)%[7]	$428		1.80%[8]		1.80%[8]		(.91)%[8]
—	(3.31)	(3.31)	49.12	(2.12)	542		1.79		1.79		(.65)
—	(2.50)	(2.50)	54.36	12.28	619		1.79		1.79		(.70)
—	—	—	50.82	17.23	628		1.80		1.80		(.60)
—	(2.83)	(2.83)	43.35	10.89	616		1.84		1.84		(.67)
—	(4.75)	(4.75)	41.85	1.53	632		1.79		1.79		(.65)

—	(2.49)	(2.49)	44.68	(14.21)[7]	24		1.49	[8]	1.49	[8]	(.60)[8]
—	(3.31)	(3.31)	54.34	(1.82)	28		1.50		1.50		(.34)
—	(2.50)	(2.50)	59.52	12.61	24		1.50		1.50		(.38)
(.07)	—	(.07)	55.26	17.57	16		1.51		1.51		(.27)
—	(2.83)	(2.83)	47.07	11.32	6		1.51		1.51		(.20)
—	(4.75)	(4.75)	45.04	2.23 [9]	—	[10]	1.26	[9]	1.26	[9]	.01 [9]

—	(2.49)	(2.49)	43.17	(14.15)[7]	591		1.34	[8]	1.34	[8]	(.45)[8]
—	(3.31)	(3.31)	52.54	(1.67)	757		1.34		1.34		(.20)
—	(2.50)	(2.50)	57.60	12.79	852		1.35		1.35		(.25)
(.04)	—	(.04)	53.47	17.74	844		1.35		1.35		(.14)
—	(2.83)	(2.83)	45.45	11.41	783		1.39		1.39		(.22)
—	(4.75)	(4.75)	43.56	1.93	776		1.37		1.37		(.22)

—	(2.49)	(2.49)	45.17	(14.00)[7]	609		1.03	[8]	1.03	[8]	(.14)[8]
—	(3.31)	(3.31)	54.78	(1.37)	791		1.04		1.04		.11
—	(2.50)	(2.50)	59.71	13.13	894		1.04		1.04		.05
(.17)	—	(.17)	55.18	18.12	865		1.05		1.05		.17
—	(2.83)	(2.83)	46.89	11.76	764		1.07		1.07		.10
—	(4.75)	(4.75)	44.71	2.27	715		1.05		1.05		.10

—	(2.49)	(2.49)	45.78	(13.92)[7]	50		.82	[8]	.82	[8]	.07 [8]
—	(3.31)	(3.31)	55.44	(1.16)	39		.84		.84		.32
—	(2.50)	(2.50)	60.26	13.38	28		.84		.84		.31
(.35)	—	(.35)	55.55	18.33	12		.84		.84		.36
—	(2.83)	(2.83)	47.30	7.01 [7]	—	[10]	.96	[8]	.95	[8]	.32 [8]

—	(2.49)	(2.49)	47.28	(13.89)[7]	300		.72	[8]	.72	[8]	.16 [8]
—	(3.31)	(3.31)	57.16	(1.06)	376		.74		.74		.40
—	(2.50)	(2.50)	61.94	13.46	436		.75		.75		.36
(.29)	—	(.29)	56.99	18.48	424		.75		.75		.47
—	(2.83)	(2.83)	48.40	12.09	359		.77		.77		.41
—	(4.75)	(4.75)	45.94	2.57	474		.75		.75		.40

See end of table for footnotes.

SMALLCAP World Fund	41

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-6:
3/31/2020[5,6]	$56.56	$.06	$(7.35)	$(7.29)
9/30/2019	61.31	.26	(1.70)	(1.44)
9/30/2018	56.40	.25	7.16	7.41
9/30/2017	47.93	.26	8.54	8.80
9/30/2016	45.49	.21	5.06	5.27
9/30/2015	48.93	.22	1.09	1.31

	Six months ended March 31,	Year ended September 30,
	2020[5,6,7]	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes[16]	21%	39%	35%	32%	29%	33%

See notes to financial statements.

42	SMALLCAP World Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net (loss) income to average net assets[3]

$—	$(2.49)	$(2.49)	$46.78	(13.86)%[7]	$7,434	.67%[8]	.67%[8]	.22%[8]
—	(3.31)	(3.31)	56.56	(1.02)	8,031	.69	.69	.47
—	(2.50)	(2.50)	61.31	13.53	7,039	.69	.69	.42
(.33)	—	(.33)	56.40	18.51	5,289	.70	.70	.51
—	(2.83)	(2.83)	47.93	12.15	3,403	.71	.71	.48
—	(4.75)	(4.75)	45.49	2.63	2,269	.71	.71	.45

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC reimbursed a portion of the fund’s transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Amount less than $.01.
[13]	Class F-3 shares began investment operations on January 27, 2017.
[14]	Amount less than .01%.
[15]	Class R-5E shares began investment operations on November 20, 2015.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

SMALLCAP World Fund	43

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2019, through March 31, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

44	SMALLCAP World Fund

	Beginning account value 10/1/2019	Ending account value 3/31/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$859.67	$4.93	1.06%
Class A – assumed 5% return	1,000.00	1,019.70	5.35	1.06
Class C – actual return	1,000.00	856.71	8.36	1.80
Class C – assumed 5% return	1,000.00	1,016.00	9.07	1.80
Class T – actual return	1,000.00	860.80	3.77	.81
Class T – assumed 5% return	1,000.00	1,020.95	4.09	.81
Class F-1 – actual return	1,000.00	859.63	5.02	1.08
Class F-1 – assumed 5% return	1,000.00	1,019.60	5.45	1.08
Class F-2 – actual return	1,000.00	860.86	3.68	.79
Class F-2 – assumed 5% return	1,000.00	1,021.05	3.99	.79
Class F-3 – actual return	1,000.00	861.29	3.21	.69
Class F-3 – assumed 5% return	1,000.00	1,021.55	3.49	.69
Class 529-A – actual return	1,000.00	859.63	5.07	1.09
Class 529-A – assumed 5% return	1,000.00	1,019.55	5.50	1.09
Class 529-C – actual return	1,000.00	856.38	8.49	1.83
Class 529-C – assumed 5% return	1,000.00	1,015.85	9.22	1.83
Class 529-E – actual return	1,000.00	858.92	6.00	1.29
Class 529-E – assumed 5% return	1,000.00	1,018.55	6.51	1.29
Class 529-T – actual return	1,000.00	860.50	4.00	.86
Class 529-T – assumed 5% return	1,000.00	1,020.70	4.34	.86
Class 529-F-1 – actual return	1,000.00	860.46	4.00	.86
Class 529-F-1 – assumed 5% return	1,000.00	1,020.70	4.34	.86
Class R-1 – actual return	1,000.00	856.46	8.40	1.81
Class R-1 – assumed 5% return	1,000.00	1,015.95	9.12	1.81
Class R-2 – actual return	1,000.00	856.55	8.35	1.80
Class R-2 – assumed 5% return	1,000.00	1,016.00	9.07	1.80
Class R-2E – actual return	1,000.00	857.90	6.92	1.49
Class R-2E – assumed 5% return	1,000.00	1,017.55	7.52	1.49
Class R-3 – actual return	1,000.00	858.52	6.23	1.34
Class R-3 – assumed 5% return	1,000.00	1,018.30	6.76	1.34
Class R-4 – actual return	1,000.00	859.99	4.79	1.03
Class R-4 – assumed 5% return	1,000.00	1,019.85	5.20	1.03
Class R-5E – actual return	1,000.00	860.76	3.81	.82
Class R-5E – assumed 5% return	1,000.00	1,020.90	4.14	.82
Class R-5 – actual return	1,000.00	861.11	3.35	.72
Class R-5 – assumed 5% return	1,000.00	1,021.40	3.64	.72
Class R-6 – actual return	1,000.00	861.36	3.12	.67
Class R-6 – assumed 5% return	1,000.00	1,021.65	3.39	.67

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

SMALLCAP World Fund	45

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period December 1, 2018, through September 30, 2019. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

46	SMALLCAP World Fund

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SMALLCAP World Fund	47

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48	SMALLCAP World Fund

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SMALLCAP World Fund	49

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50	SMALLCAP World Fund

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SMALLCAP World Fund	51

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

52	SMALLCAP World Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete March 31, 2020, portfolio of SMALLCAP World Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

SMALLCAP World Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of SMALLCAP World Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Portfolio manager experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

SMALLCAP World Fund®

Investment portfolio

March 31, 2020

unaudited

Common stocks 90.30% Information technology 22.93%	Shares	Value (000)
RingCentral, Inc., Class A1	4,552,084	$964,632
MongoDB, Inc., Class A1	2,983,206	407,327
DocuSign, Inc.1	2,880,937	266,199
Smartsheet Inc., Class A1,2	5,990,800	248,678
Alteryx, Inc., Class A1	2,244,100	213,571
Paycom Software, Inc.1	982,669	198,509
SimCorp AS2,3	2,337,850	196,763
Network International Holdings PLC1,2,3	37,313,163	183,121
TeamViewer AG1,3	4,461,586	178,530
Cree, Inc.1	4,988,138	176,879
Netcompany Group AS, non-registered shares1,2,3	3,279,837	152,760
EPAM Systems, Inc.1	817,200	151,721
Net One Systems Co., Ltd.2,3	6,879,958	143,109
Ceridian HCM Holding Inc.1	2,851,343	142,767
Inphi Corp.1	1,718,754	136,074
Alarm.Com Holdings, Inc.1,2	3,208,000	124,823
CANCOM SE, non-registered shares2,3	2,878,806	123,498
Square, Inc., Class A1	2,274,730	119,150
Kingdee International Software Group Co. Ltd.3	86,321,093	114,597
Bottomline Technologies, Inc.1,2	3,112,000	114,055
WiseTech Global Ltd.3,4	10,863,808	113,285
Avalara, Inc.1	1,506,299	112,370
Avast PLC3	21,234,000	103,343
Carel Industries SpA2,3	8,000,000	101,748
BE Semiconductor Industries NV3	3,309,200	100,893
Halma PLC3	4,033,862	95,839
Douzone Bizon Co., Ltd.3	1,393,858	91,724
Yext, Inc.1,2	8,661,274	88,258
Bechtle AG, non-registered shares3	661,206	86,317
Globant SA1	970,531	85,290
SVMK Inc.1	6,202,609	83,797
Vanguard International Semiconductor Corp.3	42,615,575	83,581
Fortnox AB2,3	4,782,746	79,038
Appfolio, Inc., Class A1	703,777	78,084
Euronet Worldwide, Inc.1	909,490	77,961
MKS Instruments, Inc.	924,456	75,297
Okta, Inc., Class A1	581,800	71,131
GB Group PLC3	9,530,000	68,772
Qorvo, Inc.1	821,404	66,230
Megaport Ltd.1,2,3	10,528,000	65,928
Cabot Microelectronics Corp.	565,600	64,558
Viavi Solutions Inc.1	5,732,000	64,256
Kinaxis Inc.1	830,418	64,254
Silergy Corp.3	1,888,060	60,737
CDW Corp.	650,000	60,626
Hamamatsu Photonics KK3	1,439,850	58,935
Pegasystems Inc.	819,923	58,403

SMALLCAP World Fund — Page 1 of 17

unaudited

Common stocks (continued) Information technology (continued)	Shares	Value (000)
Siltronic AG3	748,500	$56,092
Justsystems Corp.3	1,218,300	55,429
SHIFT Inc.1,2,3,4	846,500	54,963
Oneconnect Financial Technology Co., Ltd. (ADR)1,4	5,294,134	53,735
Endava PLC, Class A (ADR)1	1,487,998	52,318
MACOM Technology Solutions Holdings, Inc.1	2,760,000	52,247
Sinch AB1,3	1,300,045	51,240
SUNeVision Holdings Ltd.3	88,214,000	51,059
Elastic NV, non-registered shares1	901,500	50,313
Autodesk, Inc.1	310,000	48,391
Cardtronics PLC, Class A1,2	2,302,000	48,158
Bravura Solutions Ltd.2,3	19,125,000	45,017
Computer Services, Inc.	1,084,411	43,626
RealPage, Inc.1	817,910	43,292
Money Forward, Inc.1,3	1,059,052	40,439
Aspen Technology, Inc. (USA)1	417,000	39,644
Nuance Communications, Inc.1	2,303,000	38,644
SoftwareONE Holding AG1,3	1,956,500	38,406
Temenos AG3	270,000	35,404
Nemetschek SE3	687,759	34,670
Anaplan, Inc.1	1,129,467	34,178
Cognex Corp.	800,000	33,776
ASM Pacific Technology Ltd.3	3,583,779	33,438
ON Semiconductor Corp.1	2,641,505	32,860
BlackLine, Inc.1	595,000	31,303
eMemory Technology Inc.2,3	4,024,334	31,283
Nordic Semiconductor ASA1,3	6,640,840	29,454
Silicon Laboratories Inc.1	341,000	29,125
Semtech Corp.1	774,000	29,025
AAC Technologies Holdings Inc.3	5,275,000	27,184
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H3,4	15,030,000	27,112
Novanta Inc.1	335,300	26,784
RAKUS Co., Ltd.3,4	1,813,176	26,759
Disco Corp. (Japan)3	131,500	25,951
Acacia Communications, Inc.1	380,000	25,528
Venustech Group Inc., Class A3	4,797,208	25,158
CDK Global, Inc.	757,216	24,875
SUMCO Corp.3	1,925,100	24,757
QAD Inc., Class A	616,000	24,597
Sansan, Inc.1,3	570,400	23,677
Coupa Software Inc.1	161,500	22,566
ALTEN SA, non-registered shares3	302,000	21,706
AIXTRON SE1,3	2,434,518	21,381
Tri Chemical Laboratories Inc.3,4	296,400	20,053
oRo Co., Ltd.3,4	804,200	19,635
SYNNEX Corp.	268,000	19,591
DraftKings Inc.1,3,5,6	5,615,865	19,013
LiveRamp Holdings, Inc.1	568,700	18,722
Faraday Technology Corp.2,3	15,370,000	18,455
NIIT Technologies Ltd.3	1,203,002	18,248
Maxlinear, Inc.1	1,500,000	17,505
TravelSky Technology Ltd., Class H3	9,960,000	17,481
Zendesk, Inc.1	273,000	17,475
Smart Metering Systems PLC3,4	2,053,096	16,921
Trimble Inc.1	530,000	16,870

SMALLCAP World Fund — Page 2 of 17

unaudited

Common stocks (continued) Information technology (continued)	Shares	Value (000)
NHN KCP Corp.3	664,623	$16,652
INFICON Holding AG3	23,396	15,244
Veeco Instruments Inc.1	1,490,000	14,259
Flex Ltd.1	1,659,500	13,898
EVERTEC, Inc.	599,690	13,631
FDM Group (Holdings) PLC3	1,415,000	12,953
Fair Isaac Corp.1	41,700	12,831
Kingboard Holdings Ltd.3	5,271,500	12,280
TTM Technologies, Inc.1	1,167,000	12,067
Paylocity Holding Corp.1	126,195	11,146
Sabre Corp.	1,867,711	11,076
GMO Payment Gateway, Inc.3	153,000	10,736
Fineos Corp Holdings PLC1,3	6,288,063	10,508
Smaregi, Inc.1,3,4	363,700	9,197
Globalwafers Co., Ltd.3	777,000	8,600
PAR Technology Corp.1,4	658,695	8,471
Endurance International Group Holdings, Inc.1	4,184,420	8,076
Jenoptik AG3	490,851	8,049
Tyro Payments Ltd.1,3,4	6,599,336	7,576
TeamSpirit Inc.1,3,4	450,000	7,072
Double Standard Inc.3,4	181,100	6,836
Datagroup SE3,4	120,435	6,827
Zebra Technologies Corp., Class A1	36,300	6,665
eCloudvalley Digital Technology Co., Ltd.3	1,340,000	6,627
Cloudflare, Inc., Class A1,4	264,395	6,208
Foursquare Labs, Inc., Series A1,3,5,6,7	1,970,385	5,891
Teradata Corp.1	192,700	3,948
Atea ASA3	422,042	3,573
Zuken Inc.3	139,300	2,952
Technology One Ltd.3	92,891	465
		8,577,265
Health care 19.31%
Insulet Corp.1,2	3,878,435	642,579
Molina Healthcare, Inc.1	2,579,100	360,326
Haemonetics Corp.1,2	2,524,222	251,564
Centene Corp.1	3,969,978	235,856
NovoCure Ltd.1	3,480,597	234,383
Notre Dame Intermédica Participações SA	26,440,629	228,781
Fisher & Paykel Healthcare Corp. Ltd.3	11,321,435	205,232
DexCom, Inc.1	720,300	193,955
Cansino Biologics Inc., Class H1,2,3,4	10,552,600	169,768
Allakos Inc.1,2,4	3,802,533	169,175
Mani, Inc.2,3	6,830,382	167,445
GW Pharmaceuticals PLC (ADR)1,2,4	1,703,090	149,140
Amplifon SpA3	6,641,200	136,269
Teladoc Health, Inc.1,4	770,000	119,358
Integra LifeSciences Holdings Corp.1	2,632,175	117,579
Cortexyme, Inc.1,2,4	2,251,302	102,682
Cortexyme, Inc.1,2,3,6	76,528	3,351
Ambu AS, Class B, non-registered shares3,4	4,210,500	102,615
Bluebird Bio, Inc.1	1,994,320	91,659
PRA Health Sciences, Inc.1	1,101,150	91,440
Ultragenyx Pharmaceutical Inc.1	1,989,470	88,392
Fagron NV2,3	4,464,984	88,205

SMALLCAP World Fund — Page 3 of 17

unaudited

Common stocks (continued) Health care (continued)	Shares	Value (000)
Allogene Therapeutics, Inc.1,4	3,851,941	$74,882
Allogene Therapeutics, Inc.1	653,594	12,706
iRhythm Technologies, Inc.1	1,030,650	83,843
Galapagos NV1,3	418,239	82,988
Menicon Co., Ltd.3	1,798,500	80,381
New Frontier Health Corp., Class A1,2,7	9,313,186	76,834
Vitrolife AB3	5,002,795	72,231
Nakanishi Inc.2,3	5,332,700	70,902
Zai Lab Ltd. (ADR)1	1,356,900	69,853
Silk Road Medical, Inc.1,2	2,085,600	65,655
CONMED Corp.	1,093,000	62,596
Natera, Inc.1	2,095,580	62,574
Sysmex Corp.3	859,000	62,107
STAAR Surgical Co.1	1,918,400	61,888
Biohaven Pharmaceutical Holding Co. Ltd.1	1,806,900	61,489
Pharmaron Beijing Co., Ltd., Class H1,3	9,308,000	59,836
NuVasive, Inc.1	1,166,000	59,070
Agilon Health TopCo, Inc.1,3,5,6	131,143	54,011
Hikma Pharmaceuticals PLC3	2,117,000	53,367
Exact Sciences Corp.1	890,000	51,620
MorphoSys AG, non-registered shares1,3	510,875	51,026
Madrigal Pharmaceuticals, Inc.1	742,922	49,597
Revance Therapeutics, Inc.1,2	3,291,900	48,720
Incyte Corp.1	640,000	46,867
Metropolis Healthcare Ltd.2,3	2,780,746	46,670
CompuGroup Medical SE3	753,500	46,366
CryoLife, Inc.1,2	2,669,914	45,175
Penumbra, Inc.1	265,244	42,792
Hutchison China MediTech Ltd. (ADR)1	2,271,707	40,550
Divi’s Laboratories Ltd.3	1,500,000	39,093
CellaVision AB, non-registered shares2,3	1,550,300	38,293
Globus Medical, Inc., Class A1	896,500	38,128
Vir Biotechnology, Inc.1,4	1,094,305	37,502
Pacific Biosciences of California, Inc.1,2	12,242,300	37,461
Carl Zeiss Meditec AG, non-registered shares1,3	368,406	35,795
Glaukos Corp.1,4	1,150,322	35,499
Revenio Group Oyj, non-registered shares1,2,3	1,405,820	35,135
Editas Medicine, Inc.1	1,760,000	34,901
WuXi Biologics (Cayman) Inc.1,3	2,672,000	34,446
Genmab A/S1,3	165,000	33,491
Sarepta Therapeutics, Inc.1	320,842	31,385
Cellectis SA (ADR)1,2	2,214,336	20,372
Cellectis SA, non-registered shares1,2,3,4	1,181,240	10,907
Hypera SA, ordinary nominative	5,561,283	30,599
Adaptive Biotechnologies Corp.1,4	1,077,200	29,925
Genomma Lab Internacional, SAB de CV, Series B1,4	35,953,000	28,599
Guardant Health, Inc.1	409,133	28,476
Encompass Health Corp.	443,400	28,391
Abcam PLC3	1,900,000	27,139
Zealand Pharma A/S1,3	741,816	25,575
Adaptimmune Therapeutics PLC (ADR)1,2,4	9,323,900	25,361
Wright Medical Group NV1	879,857	25,208
Autolus Therapeutics PLC (ADR)1,2,4	4,178,494	25,029
AddLife AB, Class B3	859,875	24,905
Acerta Pharma BV1,3,5,6	195,556,815	24,562

SMALLCAP World Fund — Page 4 of 17

unaudited

Common stocks (continued) Health care (continued)	Shares	Value (000)
Precision BioSciences, Inc.1,2	4,062,000	$24,494
Krka, dd, Novo mesto3	335,262	24,029
Global Blood Therapeutics, Inc.1,4	467,520	23,886
Asahi Intecc Co., Ltd.3	962,400	23,824
Health Catalyst, Inc.1	888,900	23,245
Gossamer Bio, Inc.1	2,262,851	22,968
Xenon Pharmaceuticals Inc.1,2,4	2,019,226	22,898
EM Systems Co., Ltd.3,4	2,683,100	22,349
Neurocrine Biosciences, Inc.1	258,000	22,330
Grifols, SA, Class B (ADR)	616,400	12,415
Grifols, SA, Class A, non-registered shares3	270,000	9,196
Schrodinger, Inc.1	500,000	21,560
Twist Bioscience Corp.1	704,000	21,528
BioMarin Pharmaceutical Inc.1	250,000	21,125
OdontoPrev SA, ordinary nominative	7,353,900	20,493
Ironwood Pharmaceuticals, Inc., Class A1,4	2,030,000	20,483
Flexion Therapeutics, Inc.1,2,4	2,510,700	19,759
Addus HomeCare Corp.1	290,000	19,604
Shockwave Medical, Inc.1	585,000	19,410
Revolution Medicines, Inc.1	869,534	19,051
Hangzhou Tigermed Consulting Co., Ltd., Class A3	2,107,152	18,946
Karuna Therapeutics, Inc.1,4	259,000	18,648
Chemed Corp.	42,000	18,194
WIN-Partners Co., Ltd.2,3	1,936,000	17,576
Phreesia, Inc.1	768,500	16,162
Nevro Corp.1	160,000	15,997
CRISPR Therapeutics AG1	375,000	15,904
Hugel, Inc.1,3	57,557	15,774
NuCana PLC (ADR)1,2,4	2,574,816	15,011
Alnylam Pharmaceuticals, Inc.1	137,700	14,989
LivaNova PLC1	305,600	13,828
Intercept Pharmaceuticals, Inc.1	213,137	13,419
Sosei Group Corp.1,3,4	1,116,200	13,318
Black Diamond Therapeutics, Inc.1,4	525,000	13,099
Fleury SA, ordinary nominative	3,348,800	13,044
Clinuvel Pharmaceuticals Ltd.3,4	941,000	11,290
Deciphera Pharmaceuticals, Inc.1	270,000	11,116
Unity Biotechnology, Inc.1,4	1,835,000	10,643
UDG Healthcare PLC3	1,350,127	10,552
Medacta Group SA1,3	172,600	10,164
Genus PLC3	246,000	10,001
Agios Pharmaceuticals, Inc.1	276,600	9,814
Rubius Therapeutics, Inc.1	2,178,994	9,697
Hua Medicine1,3	22,418,000	8,805
Genfit SA, non-registered shares1,3,4	350,509	5,229
Genfit SA (ADR)1,4	247,100	3,561
Arjo AB, Class B3	1,749,000	8,709
Amvis Holdings, Inc.1,3,4	196,600	6,796
CELLINK AB, Class B1,3	800,000	6,692
Creo Medical Group PLC1,3	3,457,000	4,999
Paramount Bed Holdings Co., Ltd.3	107,500	4,454
Bausch Health Cos. Inc.1	200,000	3,100
NMC Health PLC3,5	2,363,493	1,536
Sage Therapeutics, Inc.1	50,900	1,462
Neovasc Inc.1,2	890,602	1,300

SMALLCAP World Fund — Page 5 of 17

unaudited

Common stocks (continued) Health care (continued)	Shares	Value (000)
Piramal Enterprises Ltd.3	84,647	$1,031
Clovis Oncology, Inc.1,4	119,000	757
		7,222,791
Consumer discretionary 14.39%
Evolution Gaming Group AB2,3	10,849,830	369,410
Just Eat Takeaway (EUR denominated)1,3	2,858,900	215,519
Ocado Group PLC1,3	11,903,000	179,737
Dollarama Inc.	6,015,000	166,862
frontdoor, inc.1,2	4,742,274	164,936
Trainline PLC1,2,3	38,454,440	160,843
Helen of Troy Ltd.1	983,400	141,639
Floor & Decor Holdings, Inc., Class A1	4,356,200	139,790
Luckin Coffee Inc., Class A (ADR)1,2,4	5,080,724	138,145
Strategic Education, Inc.	864,000	120,753
TopBuild Corp.1	1,593,600	114,166
Thor Industries, Inc.	2,643,692	111,511
Five Below, Inc.1	1,582,402	111,369
Mattel, Inc.1	12,260,000	108,011
MercadoLibre, Inc.1	218,600	106,804
Arco Platform Ltd., Class A1	2,436,396	102,962
Wyndham Hotels & Resorts, Inc.	3,091,185	97,403
Pool Corp.	483,600	95,158
YETI Holdings, Inc.1,2	4,790,149	93,504
Domino’s Pizza Group PLC2,3	26,342,815	92,793
Bright Horizons Family Solutions Inc.1	871,849	88,929
Momo.com Inc.3	6,814,000	86,228
Grand Canyon Education, Inc.1	1,114,200	84,997
Freni Brembo SpA3,4	10,788,819	80,353
GVC Holdings PLC3	11,353,694	78,813
Moncler SpA3	2,120,000	77,391
Domino’s Pizza, Inc.	236,900	76,772
Jumbo SA3	5,206,161	71,111
Gentex Corp.	3,208,134	71,092
zooplus AG, non-registered shares1,2,3,4	571,544	70,861
Ace Hardware Indonesia Tbk PT3	855,750,000	68,069
ServiceMaster Global Holdings, Inc.1	2,396,000	64,692
Jiumaojiu International Holdings Ltd.1,3	52,948,000	59,685
KB Home	3,210,519	58,110
Brunello Cucinelli SpA3	1,608,281	48,920
IDP Education Ltd.3	6,801,412	48,362
Melco International Development Ltd.3	33,046,000	47,541
Shop Apotheke Europe NV, non-registered shares1,2,3,4	804,857	45,016
Bygghemma Group First AB1,2,3,4	6,670,000	41,358
Lennar Corp., Class A	1,058,458	40,433
Lennar Corp., Class B	21,169	612
B2W - Cia. Digital, ordinary nominative1	4,372,661	40,393
Endurance Technologies Ltd.3	5,039,097	39,380
POYA International Co., Ltd.3	2,795,527	39,316
AcadeMedia AB2,3	7,897,375	38,916
Kontoor Brands, Inc.4	1,910,000	36,615
ASOS PLC1,3	2,380,023	35,244
Williams-Sonoma, Inc.	800,000	34,016
China MeiDong Auto Holdings Ltd.3	20,000,000	31,156
Nien Made Enterprise Co., Ltd.3	4,920,000	28,963

SMALLCAP World Fund — Page 6 of 17

unaudited

Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
MIPS AB3	1,195,000	$26,971
Cairn Homes PLC3	35,569,000	26,625
MGM China Holdings, Ltd.3,4	25,559,704	26,025
Tongcheng-Elong Holdings Ltd.1,3,4	18,147,800	25,397
Kindred Group PLC (SDR)3	6,707,442	24,999
Cavco Industries, Inc.1	170,870	24,766
Toll Brothers, Inc.	1,268,000	24,409
Etsy, Inc.1	633,000	24,333
M.D.C. Holdings, Inc.	967,528	22,447
Wayfair Inc., Class A1,4	416,000	22,231
Tube Investments of India Ltd.3	6,169,000	21,986
Levi Strauss & Co., Class A4	1,750,000	21,752
WH Smith PLC3	1,538,000	21,723
Relaxo Footwears Ltd.3	2,709,720	21,449
Stars Group Inc.1,4	1,043,400	21,306
Paltac Corp.3	423,800	21,161
Games Workshop Group PLC3	382,000	20,491
Vivo Energy PLC3	23,907,621	20,127
Musti Group Oyj1,2,3	2,179,804	19,954
Basic Fit NV1,3	1,142,663	19,070
Cie. Plastic Omnium SA3	1,348,533	18,990
TUI AG3,4	4,105,156	18,385
D.R. Horton, Inc.	490,000	16,660
Hilton Grand Vacations Inc.1	1,044,535	16,472
Jumbo Interactive Ltd.3,4	2,771,590	15,928
Vail Resorts, Inc.	101,000	14,919
Elior Group SA1,3,4	2,185,000	14,441
GoCo Group PLC3	18,388,760	13,959
Bajaj Electricals Ltd.3	3,965,424	13,900
Everi Holdings Inc.1	4,211,507	13,898
Aramark	683,000	13,640
Six Flags Entertainment Corp.	1,059,000	13,280
Century Communities, Inc.1	911,000	13,219
Norwegian Cruise Line Holdings Ltd.1	1,100,000	12,056
Graham Holdings Co., Class B	35,000	11,941
Lands’ End, Inc.1,2	2,225,000	11,881
Map Aktif Adiperkasa Tbk PT1,3	97,144,400	11,678
Nordstrom, Inc.	760,000	11,658
Harley-Davidson, Inc.	592,000	11,207
Gourmet Master Co. Ltd.3	4,371,000	10,858
Thule Group AB3	618,600	10,771
Beazer Homes USA, Inc.1,2	1,659,813	10,689
Cooper Tire & Rubber Co.	616,000	10,041
Melco Resorts & Entertainment Ltd. (ADR)	800,000	9,920
Macy’s, Inc.	1,900,000	9,329
Zhongsheng Group Holdings Ltd.3	2,652,000	9,232
Cyrela Brazil Realty SA, ordinary nominative	3,331,200	9,059
Dalata Hotel Group PLC3	3,000,900	8,268
DO & CO AG, non-registered shares3	205,359	8,080
OneSpaWorld Holdings Ltd.4	1,887,548	7,663
Bloomberry Resorts Corp.3	57,777,500	6,755
SSP Group PLC3	1,461,695	5,556
William Hill PLC3	6,394,600	5,382
Delta Corp. Ltd.3	6,186,951	5,344
Jamna Auto Industries Ltd.3	16,912,000	5,319

SMALLCAP World Fund — Page 7 of 17

unaudited

Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Ryohin Keikaku Co., Ltd.3	463,900	$5,207
Dine Brands Global, Inc.	180,000	5,162
Greggs PLC3	256,500	5,128
Del Taco Restaurants, Inc.1	1,438,200	4,933
Piaggio & C. SpA3	2,650,000	4,742
Viomi Technology Co., Ltd. (ADR)1,4	992,968	4,319
Chow Sang Sang Holdings International Ltd.3	4,227,700	4,182
Salvatore Ferragamo SpA3	260,563	3,462
Westwing Group AG, non-registered shares1,3	952,000	3,461
Lojas Americanas SA, ordinary nominative	1,232,000	3,426
Signet Jewelers Ltd.	529,100	3,413
Despegar.com, Corp.1	565,409	3,206
Sabina PCL3	6,000,000	3,075
Victoria PLC1,3,4	985,000	2,538
Samsonite International SA3	1,350,000	1,277
Royal Caribbean Cruises Ltd.	37,500	1,206
Central Automotive Products Ltd.3	68,400	1,181
BNN Technology PLC1,2,3,5	19,007,000	236
China Zenix Auto International Ltd. (ADR)1	2,152,000	226
		5,382,639
Industrials 13.67%
IMCD NV2,3	3,290,469	234,011
BELIMO Holding AG3	30,114	195,358
Spirax-Sarco Engineering PLC3	1,769,028	178,703
Nihon M&A Center Inc.3	6,387,180	174,659
NIBE Industrier AB, Class B3	11,926,808	173,659
BWX Technologies, Inc.	3,330,650	162,236
Harmonic Drive Systems Inc.3,4	3,146,300	137,464
MonotaRO Co., Ltd.3	5,140,700	136,596
Meggitt PLC3	37,003,226	134,049
Rexnord Corp.	5,833,000	132,234
Marel hf. (ISK denominated)3	30,252,308	118,722
Marel hf. (EUR denominated)3	1,166,667	4,501
VAT Group AG3	872,000	120,809
I.M.A. Industria Macchine Automatiche SpA3,4	1,994,005	116,853
Diploma PLC3	5,626,000	112,253
IDEX Corp.	810,937	111,998
Boyd Group Services Inc.2	1,038,851	108,144
VARTA AG, non-registered shares1,3,4	1,290,235	93,167
Watsco, Inc.	545,000	86,126
TechnoPro Holdings, Inc.3	1,771,000	82,246
Nolato AB, Class B3	1,777,691	80,505
Saia, Inc.1	1,065,200	78,335
Avon Rubber PLC2,3	2,387,963	68,160
Graco Inc.	1,374,000	66,955
Matson, Inc.	2,138,000	65,466
Waste Connections, Inc.	840,000	65,100
Sweco AB, Class B, non-registered shares3	2,241,000	64,037
International Container Terminal Services, Inc.3	43,485,826	63,495
TransDigm Group Inc.	190,000	60,836
Masco Corp.	1,625,000	56,176
Bravida Holding AB3	7,800,414	55,121
Curtiss-Wright Corp.	587,500	54,291
Armstrong World Industries, Inc.	665,196	52,830

SMALLCAP World Fund — Page 8 of 17

unaudited

Common stocks (continued) Industrials (continued)	Shares	Value (000)
Wizz Air Holdings PLC1,3	1,747,100	$49,819
Oshkosh Corp.	760,207	48,904
Bingo Industries Ltd.2,3,4	40,773,155	48,754
Rumo SA1	12,401,900	46,900
Japan Elevator Service Holdings Co., Ltd.2,3	2,039,800	46,871
FTI Consulting, Inc.1	386,200	46,255
Aerojet Rocketdyne Holdings, Inc.1	1,100,000	46,013
Rheinmetall AG3	634,983	45,320
Hexcel Corp.	1,184,123	44,038
Instalco AB2,3	3,831,789	43,531
Aalberts NV, non-registered shares3	1,761,000	41,812
Upwork Inc.1,2	6,345,736	40,930
Japan Airport Terminal Co. Ltd.3	1,051,300	40,580
Arcosa, Inc.	1,013,000	40,257
Havells India Ltd.3	6,364,000	40,098
Kingspan Group PLC3	724,000	38,765
Nitto Boseki Co., Ltd.3	874,000	38,600
Generac Holdings Inc.1	412,250	38,409
Guangzhou Baiyun International Airport Co. Ltd., Class A3	19,489,857	34,654
TOMRA Systems ASA3	1,205,200	33,728
Kratos Defense & Security Solutions, Inc.1	2,357,700	32,631
HomeServe PLC3	2,450,000	32,093
Cleanaway Waste Management Ltd.3	30,002,998	31,887
Lifco AB, Class B3	839,000	30,841
Coor Service Management Holding AB2,3	6,201,250	30,362
Alfen NV1,2,3	1,275,000	29,384
CoStar Group, Inc.1	50,000	29,360
Granite Construction Inc.	1,877,000	28,493
Atlas Corp.	3,500,000	26,915
Stericycle, Inc.1	533,000	25,893
Centre Testing International Group Co., Ltd.3	11,683,585	25,166
Interpump Group SpA3	988,000	23,841
AF Poyry, Class B3	1,553,500	23,811
Barrett Business Services, Inc.2	590,000	23,388
Daifuku Co., Ltd.3	313,200	19,850
Melrose Industries PLC3	17,517,457	19,782
XP Power Ltd.3	583,458	18,891
Air Lease Corp., Class A	835,600	18,500
PGT Innovations, Inc.1	2,181,973	18,307
Addtech AB, Class B3	701,759	17,291
Sakai Moving Service Co., Ltd.3	303,500	16,142
Robert Half International Inc.	420,000	15,855
Greaves Cotton Ltd.2,3	16,200,000	14,891
ManpowerGroup Inc.	280,000	14,837
Imperial Logistics Ltd.3	9,323,584	13,763
Woodward, Inc.	222,000	13,196
Trinity Industries, Inc.	796,500	12,800
CAE Inc.	1,000,000	12,641
Carborundum Universal Ltd.3	4,365,000	12,573
The Brink’s Co.	240,500	12,518
Aeroflot - Russian Airlines PJSC3	13,247,000	11,488
American Airlines Group Inc.4	872,000	10,630
BMC Stock Holdings, Inc.1	579,222	10,270
SiteOne Landscape Supply, Inc.1	133,900	9,858
Indutrade AB3	360,000	9,788

SMALLCAP World Fund — Page 9 of 17

unaudited

Common stocks (continued) Industrials (continued)	Shares	Value (000)
Grafton Group PLC, units3	1,437,900	$9,453
Patrick Industries, Inc.	335,300	9,442
Troax Group AB3	747,300	6,903
Westshore Terminals Investment Corp.	742,300	6,899
Avis Budget Group, Inc.1	462,000	6,422
Advanced Disposal Services, Inc.1	195,000	6,396
Middleby Corp.1	109,000	6,200
DKSH Holding AG1,3	117,183	5,827
Prosegur Compañía de Seguridad, SA3	2,308,705	5,811
Embraer SA, ordinary nominative1	3,085,000	5,664
Grupo Aeroportuario del Pacífico, SAB de CV	1,022,254	5,489
Mullen Group Ltd.4	1,845,600	5,377
Fluor Corp.	705,000	4,872
Miura Co., Ltd.3	133,800	4,777
PageGroup PLC3	1,015,900	4,580
Hertz Global Holdings Inc.1	671,857	4,152
JELD-WEN Holding, Inc.1	415,000	4,038
easyJet PLC3	472,179	3,398
Klingelnberg AG3	278,554	2,818
JGC Holdings Corp.3	340,800	2,734
BeNEXT Group Inc.3	533,500	2,519
Polypipe Group PLC3	401,800	2,290
Briggs & Stratton Corp.4	1,077,815	1,951
J. Kumar Infraprojects Ltd.3	269,143	268
		5,115,549
Financials 7.36%
Kotak Mahindra Bank Ltd.3	15,337,852	259,569
Cannae Holdings, Inc.1,2	6,211,271	208,015
Ares Management Corp., Class A	5,174,776	160,056
RenaissanceRe Holdings Ltd.	1,058,600	158,070
First Republic Bank	1,141,825	93,949
Bajaj Finance Ltd.3	3,257,000	93,882
SVB Financial Group1	606,500	91,630
Moelis & Co., Class A4	3,254,768	91,459
AJ Bell PLC3	20,354,700	78,268
Trupanion, Inc.1,2,4	2,795,507	72,767
Enstar Group Ltd.1	443,115	70,477
Seacoast Banking Corp. of Florida1,2	3,581,901	65,585
Essent Group Ltd.	2,488,800	65,555
MarketAxess Holdings Inc.	177,900	59,164
Aavas Financiers Ltd.1,3	3,803,977	58,812
East West Bancorp, Inc.	2,212,970	56,962
IIFL Wealth Management Ltd.3	4,324,454	56,799
Capitec Bank Holdings Ltd.3	1,123,983	55,029
AU Small Finance Bank Ltd.3	7,970,934	54,837
Janus Henderson Group PLC	3,555,041	54,463
Focus Financial Partners Inc., Class A1	2,354,300	54,172
CenterState Bank Corp.	2,999,933	51,689
TMX Group Ltd.	626,200	46,619
AssetMark Financial Holdings, Inc.1	2,250,000	45,878
Bolsa Mexicana de Valores, SAB de CV, Series A4	28,956,645	44,236
Euronext NV3	568,333	42,335
Clarivate Analytics PLC1	1,978,797	41,060
City Union Bank Ltd.3	23,024,994	39,046

SMALLCAP World Fund — Page 10 of 17

unaudited

Common stocks (continued) Financials (continued)	Shares	Value (000)
VZ Holding AG3	93,000	$31,229
Eurobank Ergasias Services and Holdings SA1,3	62,206,000	27,374
The Bank of N.T. Butterfield & Son Ltd.	1,550,000	26,397
Indian Energy Exchange Ltd.3	14,190,655	23,996
AURELIUS Equity Opportunities SE & Co. KGaA, non-registered shares3,4	1,261,365	23,865
HDFC Asset Management Co., Ltd.3	824,971	22,639
Waddell & Reed Financial, Inc., Class A4	1,850,000	21,053
CIT Group Inc.	1,169,777	20,190
Umpqua Holdings Corp.	1,785,500	19,462
L&T Finance Holdings Ltd.3	27,926,500	18,933
Fanhua Inc. (ADR)4	917,056	18,451
Uzabase, Inc.1,3	1,390,300	17,833
Flow Traders NV, non-registered shares3	568,334	17,129
Close Brothers Group PLC3	1,131,900	15,841
TCS Group Holding PLC (GDR)3	1,119,136	12,876
TCS Group Holding PLC (GDR)3,7	217,587	2,504
Artisan Partners Asset Management Inc., Class A	705,000	15,150
Sabre Insurance Group PLC3	4,096,502	14,826
Boston Private Financial Holdings, Inc.	1,978,177	14,144
Hiscox Ltd.3	1,179,246	13,503
Greenhill & Co., Inc.2	1,169,700	11,510
Webster Financial Corp.	500,000	11,450
Nova Ljubljanska banka dd (GDR)3	1,253,700	10,320
Kinsale Capital Group, Inc.	87,020	9,096
Hilltop Holdings Inc.	600,000	9,072
NMI Holdings, Inc.1	687,789	7,985
Huize Holding Ltd. (ADR)1,4	826,780	6,780
Radian Group Inc.	497,075	6,437
Shriram Transport Finance Co. Ltd.3	730,499	6,303
Cowen Inc., Class A	640,000	6,182
MJ Hudson Group PLC1,3	8,173,500	4,667
Cholamandalam Investment and Finance Co., Ltd.3	2,143,378	4,260
Funding Circle Holdings PLC1,3,4	5,986,000	4,081
Discovery Ltd.3	899,883	3,913
TISCO Financial Group PCL, foreign registered3	1,067,600	2,234
Luther Burbank Corp.	100,000	917
		2,752,985
Consumer staples 4.37%
Emmi AG2,3	317,072	289,878
Grocery Outlet Holding Corp.1,2	5,059,382	173,739
Raia Drogasil SA, ordinary nominative	6,681,392	130,964
Simply Good Foods Co., Class A1,2	6,151,000	118,468
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A3	15,721,895	106,268
Freshpet, Inc.1	1,179,959	75,364
Milbon Co., Ltd.3	1,323,500	66,866
Varun Beverages Ltd.3	8,963,431	62,212
COSMOS Pharmaceutical Corp.3	230,753	55,197
Lion Corp.3	1,983,000	42,544
Cranswick PLC3	831,700	38,088
Fresh Del Monte Produce Inc.	1,359,700	37,541
Hilton Food Group PLC3	2,712,967	36,550
AAK AB3	2,099,000	34,229
Davide Campari-Milano SpA3	4,200,000	30,211
Kotobuki Spirits Co., Ltd.3,4	665,000	29,883

SMALLCAP World Fund — Page 11 of 17

unaudited

Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Chengdu Hongqi Chain Co., Ltd.3	20,457,881	$27,959
Vector Group Ltd.	2,813,000	26,498
Hotel Chocolat Group PLC2,3,4	7,486,000	26,000
Chongqing Fuling Zhacai Group Co., Ltd., Class A3	5,529,403	24,652
Bakkafrost P/F3	517,500	24,596
Emperador Inc.3	135,870,000	21,346
Treasury Wine Estates Ltd.3	3,351,080	20,559
Bid Corp. Ltd.3,4	1,640,857	19,422
TCI Co., Ltd.3	3,150,218	18,456
Bellring Brands, Inc., Class A1	1,000,000	17,050
Kernel Holding SA3	1,642,578	13,091
Avenue Supermarts Ltd.1,3	417,313	12,042
United Spirits Ltd.1,3	1,780,114	11,371
PZ Cussons PLC3,4	4,096,400	9,830
Nomad Foods Ltd.1	400,000	7,424
Masan Group Corp.1,3	3,452,230	7,180
Century Pacific Food, Inc.3	25,901,000	6,873
Beyond Meat, Inc.1,4	73,395	4,888
Primo Water Corp. (Canada)	517,256	4,686
R.E.A. Holdings PLC1,3	2,152,000	2,673
Prataap Snacks Ltd.3	304,479	2,001
		1,636,599
Communication services 3.38%
Iridium Communications Inc.1,2	7,201,932	160,819
Iridium Communications Inc.1,2,7	636,132	14,205
New York Times Co., Class A	4,015,100	123,304
Bandwidth Inc., Class A1,4	1,806,971	121,591
Altice Europe NV, Class A1,3	27,179,700	105,065
HUYA, Inc. (ADR)1	5,215,445	88,402
JCDecaux SA3	3,578,000	64,883
Yandex NV, Class A1	1,530,000	52,096
Cogent Communications Holdings, Inc.	565,000	46,313
Cable One, Inc.	25,321	41,628
Zee Entertainment Enterprises Ltd.3	21,442,874	35,027
The Madison Square Garden Co., Class A1	144,915	30,636
JOYY Inc., Class A (ADR)1	562,000	29,932
ITV PLC3	34,087,664	28,185
Nexstar Media Group, Inc.	400,000	23,092
World Wrestling Entertainment, Inc., Class A4	672,000	22,801
Codemasters Group Holdings PLC1,3	7,560,000	22,510
Kamakura Shinsho, Ltd.2,3,4	2,297,900	22,420
CarGurus, Inc., Class A1	1,177,827	22,308
DIP Corp.3	1,298,800	20,893
Adevinta ASA1,3	2,144,199	19,179
Zillow Group, Inc., Class C, nonvoting shares1,4	525,000	18,910
RPA Holdings, Inc.1,3,4	2,301,800	15,937
ProSiebenSat.1 Media SE3	1,799,000	14,529
VGI PCL, foreign registered3	81,538,000	14,159
GCI Liberty, Inc., Class A1	244,537	13,931
Bharti Infratel Ltd.3	5,797,028	12,143
Vonage Holdings Corp.1	1,601,300	11,577
The Pebble Group PLC1,2,3	10,884,000	11,438
Masmovil Ibercom, SA1,3	695,996	11,057
Yelp Inc.1	585,000	10,548

SMALLCAP World Fund — Page 12 of 17

unaudited

Common stocks (continued) Communication services (continued)	Shares	Value (000)
Elang Mahkota Teknologi Tbk PT3	34,046,200	$10,325
Euskaltel, SA, non-registered shares3	1,330,000	9,874
IMAX China Holding, Inc.3	4,063,700	6,292
Nordic Entertainment Group AB, Class B3	288,687	6,086
Zegona Communications PLC3,4	3,300,304	3,271
Catena Media PLC1,3	214,035	342
		1,265,708
Materials 2.01%
Valvoline Inc.	4,756,821	62,267
Navin Fluorine International Ltd.2,3	3,485,500	55,175
Royal Gold, Inc.	598,679	52,510
Kansai Paint Co., Ltd.3	2,743,344	52,310
JCU Corp.2,3	2,004,700	41,724
CCL Industries Inc., Class B, nonvoting shares	1,334,700	40,583
SIG Combibloc Group AG3	2,600,000	38,956
Allegheny Technologies Inc.1	4,334,359	36,842
Lundin Mining Corp.	8,886,000	33,402
Aarti Industries Ltd.3	3,045,352	30,470
Loma Negra Compania Industrial Argentina SA (ADR)1,2	6,792,990	24,115
Vidrala, SA, non-registered shares3	255,558	23,099
Symrise AG3	227,500	21,545
PI Industries Ltd.3	1,362,000	21,019
LANXESS AG3	505,240	20,227
ACC Ltd.3	1,506,050	19,064
UPL Ltd.3	4,369,222	18,674
Essel Propack Ltd.3	8,419,273	17,048
Berger Paints India Ltd.3	2,500,993	16,311
Croda International PLC3	303,595	16,056
Aluflexpack AG1,3	760,425	15,294
Arkema SA3	212,100	14,668
Gulf Oil Lubricants India Ltd.3	2,038,914	13,632
Vinati Organics Ltd.3	928,972	9,395
China BlueChemical Ltd., Class H3	48,476,000	7,459
Sandstorm Gold Ltd.1,4	1,361,300	6,820
Wienerberger AG3	425,700	6,735
Nevada Copper Corp.1,2,4	46,345,500	6,092
Borregaard ASA3	629,000	5,853
Alcoa Corp.1	910,000	5,606
Stella-Jones Inc.	209,400	4,562
Excelsior Mining Corp.1,2,4	12,868,000	4,023
Gerdau SA (ADR)4	2,011,500	3,842
Turquoise Hill Resources Ltd. (CAD denominated)1	7,862,206	3,073
Venator Materials PLC1	1,583,000	2,723
Kansai Nerolac Paints Ltd.3	44,586	226
Aarti Surfactants Ltd.1,3,5	64,380	91
		751,491
Real estate 1.98%
Embassy Office Parks REIT3	30,015,600	138,932
Altus Group Ltd.2,4	3,212,700	83,325
WHA Corp. PCL2,3	893,252,324	60,556
MGM Growth Properties LLC REIT, Class A	2,397,000	56,737
Digital Realty Trust, Inc. REIT	346,283	48,102
BR Properties SA, ordinary nominative1	20,315,000	35,812

SMALLCAP World Fund — Page 13 of 17

unaudited

Common stocks (continued) Real estate (continued)	Shares	Value (000)
DoubleDragon Properties Corp.1,3	92,610,000	$29,395
JHSF Participacoes SA2	40,035,711	26,967
Poly Property Development Co., Ltd., Class H1,3	3,070,600	25,856
Cyrela Commercial Properties SA, ordinary nominative1,2	8,557,663	22,645
Relo Group, Inc.3	1,037,500	21,776
Hibernia REIT PLC3	16,260,000	19,031
Cousins Properties Inc. REIT	599,532	17,548
Two Harbors Investment Corp. REIT	4,146,622	15,799
K-Fast Holding AB, Class B1,3	927,828	14,884
Concentradora Fibra Danhos, SA de CV REIT	17,511,980	14,351
China Overseas Property Holdings Ltd.3	14,969,000	14,042
Mitre Realty Empreendimentos E Participações SA1,2	6,168,863	13,059
K. Wah International Holdings Ltd.3	30,270,028	12,987
Redwood Trust, Inc. REIT	2,562,000	12,964
Samhallsbyggnadsbolaget i Norden AB, Class B3	6,203,000	11,837
Central Pattana PCL, foreign registered1,3	9,042,800	11,585
Foxtons Group PLC2,3	17,881,785	8,983
Metrovacesa, SA, non-registered shares3	1,350,000	7,510
Americold Realty Trust REIT	150,500	5,123
BR Malls Participacoes SA, ordinary nominative	2,173,500	4,175
Instone Real Estate Group AG, non-registered shares1,3	237,771	3,797
Morguard Corp.	23,400	2,196
		739,974
Energy 0.62%
Saipem SpA, Class S1,3	15,768,784	38,750
Petronet LNG Ltd.3	12,920,000	33,843
Worley Ltd.3	5,701,172	22,342
Cactus, Inc., Class A	1,749,976	20,300
New Fortress Energy LLC, Class A1,4	1,888,567	18,489
Noble Energy, Inc.	2,225,000	13,439
Venture Global LNG, Inc., Series C1,3,5,6,7	4,240	12,154
Magnolia Oil & Gas Corp., Class A1	2,000,000	8,000
Whitecap Resources Inc.4	9,125,000	7,586
Apache Corp.	1,747,000	7,302
Savannah Petroleum PLC1,2,3	64,599,102	6,363
Equitrans Midstream Corp.	1,125,800	5,663
NuVista Energy Ltd.1,2,4	15,965,000	5,502
Concho Resources Inc.	128,000	5,485
Solaris Oilfield Infrastructure, Inc., Class A	891,761	4,682
Cosan Ltd., Class A1	361,000	4,440
China Oilfield Services Ltd., Class H3	5,156,000	3,941
SM Energy Co.	2,960,000	3,611
Rattler Midstream LP	773,144	2,691
Weatherford International1	354,127	2,107
Nine Energy Service, Inc.1,2,4	2,367,696	1,914
Diamondback Energy, Inc.	50,000	1,310
Oil & Gas Development Co. Ltd.3	917,206	424
Extraction Oil & Gas, Inc.1,4	410,000	173
Centennial Resource Development, Inc., Class A1,4	621,700	164
		230,675

SMALLCAP World Fund — Page 14 of 17

unaudited

Common stocks (continued) Utilities 0.28%	Shares	Value (000)
Neoenergia SA	20,443,000	$67,631
ENN Energy Holdings Ltd.3	3,825,000	36,785
Mytrah Energy Ltd.1,2,3,5	10,418,000	129
		104,545
Total common stocks (cost: $28,249,818,000)		33,780,221
Preferred securities 0.93% Information technology 0.39%
Avidxchange, Inc., Series F, preferred shares1,2,3,5,6	2,159,548	105,844
Credo Technology Group Holding, Ltd., Series D, 8.00% noncumulative, preferred shares1,3,5,6	4,005,527	20,000
Gitlab Inc., Series E, preferred shares1,3,5,6	1,044,048	19,450
		145,294
Health care 0.36%
Sartorius AG, nonvoting preferred, non-registered shares1,3	395,000	96,542
Legend Biotech Corp., Series A, preferred shares1,3,5,6	3,907,854	30,450
PACT Pharma, Inc., Series C, 8.00% noncumulative, preferred shares1,3,5,6	4,397,107	8,145
		135,137
Consumer discretionary 0.11%
Made.com Design Ltd., Series C-4, preferred shares1,2,3,5,6	2,067,967	43,101
Industrials 0.07%
Azul SA, preferred nominative (ADR)1	2,332,057	23,764
Azul SA, preferred nominative1	771,000	2,604
		26,368
Consumer staples 0.00%
R.E.A. Holdings PLC 9.00% cumulative, preferred shares1	96,000	72
Total preferred securities (cost: $286,158,000)		349,972
Rights & warrants 0.00% Information technology 0.00%
Foursquare Labs, Inc., warrants, expire 20331,3,5,6	1,163,990	594
Communication services 0.00%
VGI PCL, warrants, expire 20221	14,545,500	302
Total rights & warrants (cost: $0)		896
Convertible stocks 0.20% Communication services 0.08%
Nextdoor Inc., Series H, convertible preferred shares3,5,6	1,512,513	30,833
Consumer discretionary 0.07%
Coursera, Inc., Series E, 8.00% noncumulative, convertible preferred shares3,5,6	2,083,333	20,937
Coursera, Inc., Series C, 8.00% noncumulative, convertible preferred shares3,5,6	450,000	4,523

SMALLCAP World Fund — Page 15 of 17

unaudited

Convertible stocks (continued) Information technology 0.04%	Shares	Value (000)
RealSelf, Inc., Series C, convertible preferred shares2,3,5,6	3,468,862	$15,714
Health care 0.01%
Proteus Digital Health, Inc., Series G, 6.50% noncumulative, convertible preferred shares3,5,6	3,044,139	1,157
Total convertible stocks (cost: $120,234,000)		73,164
Bonds, notes & other debt instruments 0.01% Corporate bonds & notes 0.01% Energy 0.01%	Principal amount (000)
Weatherford International PLC 11.00% 20247	$5,093	3,109
Total corporate bonds & notes		3,109
Total bonds, notes & other debt instruments (cost: $5,023,000)		3,109
Short-term securities 9.36% Money market investments 9.36%	Shares
Capital Group Central Cash Fund 1.00%8	30,929,807	3,094,218
Goldman Sachs Financial Square Government Fund 0.34%8,9	250,000,000	250,000
Blackrock FedFund 0.33%8,9	70,000,000	70,000
RBC U.S. Government Money Market Fund 0.82%8,9	44,000,000	44,000
Morgan Stanley Institutional Liquidity Funds - Government Portfolio 0.25%8,9	19,500,000	19,500
Invesco Short-term Investments Trust - Government & Agency Portfolio 0.43%8,9	18,121,645	18,122
State Street Institutional U.S. Government Money Market Fund 0.32%8,9	5,000,000	5,000
Fidelity Institutional Money Market Funds - Government Portfolio 0.30%8,9	500,000	500
		3,501,340
Total short-term securities (cost: $3,500,017,000)		3,501,340
Total investment securities 100.80% (cost: $32,161,250,000)		37,708,702
Other assets less liabilities (0.80)%		(298,191)
Net assets 100.00%		$37,410,511

1	Security did not produce income during the last 12 months.
2	Represents an affiliated company as defined under the Investment Company Act of 1940.
3	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $15,119,460,000, which represented 40.42% of the net assets of the fund. This amount includes $14,589,195,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
4	All or a portion of this security was on loan. The total value of all such securities was $632,192,000, which represented 1.69% of the net assets of the fund.
5	Value determined using significant unobservable inputs.
6	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
7	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $114,697,000, which represented .31% of the net assets of the fund.
8	Rate represents the seven-day yield at 3/31/2020.
9	Security purchased with cash collateral from securities on loan.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Avidxchange, Inc., Series F, preferred shares	12/26/2019	$105,844	$105,844.28%
Agilon Health TopCo, Inc.	1/4/2019-3/4/2020	50,494	54,011.15
Made.com Design Ltd., Series C-4, preferred shares	3/2/2018	41,328	43,101.12
Nextdoor Inc., Series H, convertible preferred shares	5/8/2019	30,833	30,833.08
Legend Biotech Corp., Series A, preferred shares	3/30/2020	30,450	30,450.08

SMALLCAP World Fund — Page 16 of 17

unaudited

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Acerta Pharma BV	5/7/2014	$11,250	$24,562.07%
Coursera, Inc., Series E, 8.00% noncumulative, convertible preferred shares	4/23/2019	25,000	20,937.06
Credo Technology Group Holding, Ltd., Series D, 8.00% noncumulative, preferred shares	3/20/2020	20,000	20,000.05
Gitlab Inc., Series E, preferred shares	9/11/2019	19,450	19,450.05
DraftKings Inc.	3/4/2020	26,900	19,013.05
RealSelf, Inc., Series C, convertible preferred shares	4/18/2018	19,000	15,714.04
Venture Global LNG, Inc., Series C	5/1/2015	12,720	12,154.03
PACT Pharma, Inc., Series C, 8.00% noncumulative, preferred shares	2/7/2020	9,000	8,145.02
Foursquare Labs, Inc., Series A	12/3/2013	20,000	5,891.02
Coursera, Inc., Series C, 8.00% noncumulative, preferred shares	2/20/2020	5,400	4,523.01
Cortexyme, Inc.	2/6/2020	3,826	3,351.01
Proteus Digital Health, Inc., Series G, 6.50% noncumulative, convertible preferred shares	5/6/2014-7/23/2014	40,000	1,157.00
Foursquare Labs, Inc., warrants, expire 2033	12/3/2013	—	594.00
Total private placement securities		$ 471,495	$ 419,730	1.12%

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GDR = Global Depositary Receipts
ISK = Icelandic kronor
SDR = Swedish Depositary Receipts

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2020 Capital Group. All rights reserved.

MFGEFPX-035-0520O-S73162	SMALLCAP World Fund — Page 17 of 17

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By __/s/ Paul F. Roye____________________
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Paul F. Roye_________________
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 29, 2020

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: May 29, 2020